UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

Value ($)
Affiliated Portfolio—100.1%
HSBC Growth Portfolio	73,878,239
TOTAL INVESTMENT SECURITIES — 100.1%	73,878,239

Percentages indicated are based on net assets of $73,799,787.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 3.4%
Precision Castparts Corp.	7,400	1,357,160
United Technologies Corp.	16,800	1,471,176
		2,828,336
Airlines – 0.5%
Delta Air Lines, Inc. (a)	30,500	423,645
Auto Components – 1.3%
BorgWarner, Inc. (a)	14,000	1,038,520
Biotechnology – 6.0%
Amgen, Inc.	4,800	410,208
Biogen Idec, Inc. (a)	10,900	1,701,272
Celgene Corp. (a)	16,600	1,642,736
Gilead Sciences, Inc. (a)	31,000	1,222,950
		4,977,166
Business Services – 1.3%
MasterCard, Inc., Class A	2,095	1,086,048
Capital Markets – 2.9%
BlackRock, Inc.	4,600	1,086,888
Franklin Resources, Inc.	9,900	1,355,112
		2,442,000
Chemicals – 4.6%
Ecolab, Inc.	17,500	1,267,000
Monsanto Co.	25,099	2,543,784
		3,810,784
Commercial Banks – 1.0%
Wells Fargo & Co.	23,000	801,090
Communications Equipment – 2.4%
Qualcomm, Inc.	30,700	2,027,121
Computers & Peripherals – 5.0%
Apple, Inc.	7,380	3,360,188
EMC Corp. (a)	31,400	772,754
		4,132,942
Construction & Engineering – 1.5%
Fluor Corp.	18,600	1,205,838
Energy Equipment & Services – 0.9%
FMC Technologies, Inc. (a)	15,800	748,130
Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	8,000	818,720
CVS Caremark Corp.	21,100	1,080,320
		1,899,040
Health Care Equipment & Supplies – 3.5%
Covidien plc	18,200	1,134,588
Edwards Lifesciences Corp. (a)	4,600	413,678
Intuitive Surgical, Inc. (a)	2,280	1,309,586
		2,857,852
Health Care Providers & Services – 3.8%
Express Scripts Holding Co. (a)	20,950	1,119,149
HCA Holdings, Inc.	20,800	783,120
UnitedHealth Group, Inc.	22,100	1,220,141
		3,122,410
Health Care Technology – 1.4%
Cerner Corp. (a)	13,900	1,147,445
Hotels, Restaurants & Leisure – 3.4%
Las Vegas Sands Corp.	15,700	867,425
Starbucks Corp.	23,900	1,341,268
Yum! Brands, Inc.	9,500	616,930
		2,825,623
Household Durables – 0.9%
Lennar Corp., Class A	18,700	776,798
Internet & Catalog Retail – 5.2%
Amazon.com, Inc. (a)	7,675	2,037,712
Priceline.com, Inc. (a)	3,345	2,292,897
		4,330,609
Internet Software & Services – 7.7%
Baidu, Inc. ADR (a)	7,000	758,100
eBay, Inc. (a)	27,900	1,560,447
Facebook, Inc., Class A(a)	52,900	1,638,313
Google, Inc., Class A(a)	3,210	2,425,765
		6,382,625
IT Services – 7.7%
International Business Machines Corp.	12,200	2,477,454
Teradata Corp. (a)	12,200	813,252
Visa, Inc., Class A	19,400	3,063,454
		6,354,160
Machinery – 3.1%
Danaher Corp.	43,200	2,588,976
Media – 4.6%
CBS Corp., Class B	22,600	942,872
News Corp., Class A	14,900	413,326
Sirius XM Radio, Inc.	314,800	988,472
The McGraw-Hill Cos., Inc.	15,600	897,312
The Walt Disney Co.	10,900	587,292
		3,829,274
Oil, Gas & Consumable Fuels – 2.6%
Cabot Oil & Gas Corp.	13,000	686,140
Range Resources Corp.	9,900	664,983
The Williams Cos., Inc.	23,600	827,180
		2,178,303
Personal Products – 1.0%
The Estee Lauder Cos., Inc.,
Class A	13,900	846,927
Pharmaceuticals – 1.9%
Allergan, Inc.	7,400	777,074
GlaxoSmithKline plc ADR	17,700	807,297
		1,584,371
Real Estate Investment Trusts (REITs) – 1.3%
American Tower Corp.	14,200	1,081,330
Road & Rail – 3.9%
Union Pacific Corp.	24,500	3,220,770
Semiconductors & Semiconductor Equipment – 0.8%
NXP Semiconductors NV (a)	21,400	641,786
Software – 3.0%
Intuit, Inc.	8,500	530,230
Salesforce.com, Inc. (a)	11,300	1,945,069
		2,475,299
Specialty Retail – 4.8%
Dollar General Corp. (a)	23,300	1,076,926

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ross Stores, Inc.	14,500	865,650
The Home Depot, Inc.	18,500	1,238,020
Ulta Salon, Cosmetics &
Fragrance, Inc.	7,700	753,214
		3,933,810
Textiles, Apparel & Luxury Goods – 1.9%
Michael Kors Holdings Ltd. (a)	5,900	331,167
Ralph Lauren Corp.	7,400	1,231,952
		1,563,119
Trading Companies & Distributors – 1.1%
W. W. Grainger, Inc.	4,200	914,844
Wireless Telecommunication Services – 1.3%
SBA Communications Corp.,
Class A(a)	15,600	1,086,696

TOTAL COMMON STOCKS
(COST $64,314,608)		81,163,687
Investment Company – 1.6%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	1,351,904	1,351,904

TOTAL INVESTMENT COMPANY
(COST $1,351,904)		1,351,904
TOTAL INVESTMENT SECURITIES
(COST $65,666,512) — 99.6%		82,515,591

Percentages indicated are based on net assets of $82,816,143.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

Value ($)
Affiliated Portfolio—100.1%
HSBC Opportunity Portfolio	12,203,189
TOTAL INVESTMENT SECURITIES — 100.1%	12,203,189

Percentages indicated are based on net assets of $12,196,566.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 3.3%
BE Aerospace, Inc.	50,790	2,615,177
TransDigm Group, Inc.	23,290	3,154,398
		5,769,575
Biotechnology – 4.0%
Alkermes plc (a)	113,930	2,626,087
Cubist Pharmaceuticals, Inc. (a)	58,150	2,502,776
Elan Corp. plc ADR	169,940	1,786,069
		6,914,932
Building Products – 1.4%
Owens Corning, Inc. (a)	58,830	2,451,446
Capital Markets – 3.7%
Lazard Ltd., Class A	93,600	3,243,240
Raymond James Financial, Inc.	70,890	3,163,821
		6,407,061
Chemicals – 4.5%
Axiall Corp.	34,580	1,942,705
Celanese Corp., Series A	36,730	1,721,902
Cytec Industries, Inc.	32,320	2,369,056
Rockwood Holdings, Inc.	31,310	1,713,596
		7,747,259
Commercial Banks – 2.9%
Comerica, Inc.	77,110	2,649,500
First Horizon National Corp.	1	10
First Republic Bank	68,050	2,428,704
		5,078,214
Commercial Services & Supplies – 2.0%
Waste Connections, Inc.	95,495	3,439,730
Communications Equipment – 0.6%
Riverbed Technology, Inc. (a)	56,850	1,102,890
Construction Materials – 0.8%
Martin Marietta Materials, Inc.	13,675	1,350,133
Containers & Packaging – 2.8%
Crown Holdings, Inc. (a)	77,150	2,920,899
Packaging Corp. of America	49,240	1,892,293
		4,813,192
Distributors – 0.7%
LKQ Corp. (a)	55,750	1,248,242
Electrical Equipment – 2.0%
Hubbell, Inc., Class B	38,130	3,471,736
Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc.	49,590	937,747
Energy Equipment & Services – 2.8%
McDermott International, Inc. (a)	135,530	1,649,400
Rowan Cos. plc, Class A(a)	91,680	3,161,126
		4,810,526
Health Care Equipment & Supplies – 6.4%
ArthroCare Corp.	19,400	706,742
Conceptus, Inc. (a)	50,410	1,041,471
DENTSPLY International, Inc.	81,670	3,410,539
Hologic, Inc. (a)	90,610	2,160,142
IDEXX Laboratories, Inc. (a)	22,260	2,119,375
Volcano Corp. (a)	64,570	1,616,833
		11,055,102
Hotels, Restaurants & Leisure – 0.5%
Arcos Dorados Holdings, Inc.,
Class A	61,940	851,056
Household Durables – 3.2%
Harman International Industries, Inc.	51,700	2,315,126
Jarden Corp. (a)	30,330	1,784,617
NVR, Inc. (a)	1,458	1,501,244
		5,600,987
Insurance – 2.3%
Everest Re Group Ltd.	23,325	2,701,268
Genworth Financial, Inc., Class A(a)	138,380	1,268,945
		3,970,213
IT Services – 5.8%
Alliance Data Systems Corp. (a)	32,030	5,047,928
FleetCor Technologies, Inc. (a)	54,440	3,257,690
Genpact Ltd.	104,510	1,750,542
		10,056,160
Life Sciences Tools & Services – 2.8%
Covance, Inc. (a)	13,060	871,232
Mettler-Toledo International, Inc. (a)	18,290	3,887,174
		4,758,406
Machinery – 5.1%
Crane Co.	34,084	1,713,744
Gardner Denver, Inc.	24,350	1,713,509
IDEX Corp.	54,860	2,736,965
The Timken Co.	48,280	2,588,291
		8,752,509
Media – 0.8%
Manchester United plc, Class A(a)	77,370	1,299,816
Oil, Gas & Consumable Fuels – 6.0%
Denbury Resources, Inc. (a)	177,810	3,312,600
Tesoro Corp.	146,030	7,110,201
		10,422,801
Professional Services – 1.6%
IHS, Inc., Class A(a)	26,215	2,697,523
Real Estate Management & Development – 1.8%
Jones Lang LaSalle, Inc.	33,080	3,047,991
Road & Rail – 2.7%
Hertz Global Holdings, Inc. (a)	109,800	2,007,144
Landstar System, Inc.	48,170	2,747,617
		4,754,761
Semiconductors & Semiconductor Equipment – 4.3%
Atmel Corp. (a)	180,400	1,208,680
Avago Technologies Ltd.	43,780	1,566,011
NXP Semiconductors NV (a)	63,670	1,909,463

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
Skyworks Solutions, Inc. (a)	111,520	2,669,789
		7,353,943
Software – 6.8%
Autodesk, Inc. (a)	46,640	1,813,363
Concur Technologies, Inc. (a)	16,710	1,117,899
Fortinet, Inc. (a)	121,710	2,871,139
Nuance Communications, Inc. (a)	167,040	4,017,312
QLIK Technologies, Inc. (a)	90,580	2,011,782
		11,831,495
Specialty Retail – 10.0%
American Eagle Outfitters, Inc.	114,080	2,305,557
Foot Locker, Inc.	105,940	3,639,039
GNC Holdings, Inc., Class A	27,930	1,003,804
Signet Jewelers Ltd.	41,120	2,573,290
Tractor Supply Co.	16,090	1,668,050
Urban Outfitters, Inc. (a)	63,290	2,708,179
Williams-Sonoma, Inc.	75,960	3,342,240
		17,240,159
Trading Companies & Distributors – 4.6%
Beacon Roofing Supply, Inc. (a)	55,250	1,996,735
United Rentals, Inc. (a)	47,750	2,417,105
WESCO International, Inc. (a)	47,630	3,473,656
		7,887,496
Wireless Telecommunication Services – 0.5%
SBA Communications Corp.,
Class A(a)	12,680	883,289

TOTAL COMMON STOCKS
(COST $133,969,345)		168,006,390
Investment Company – 4.2%
Northern Institutional
Government Select Portfolio,
Institutional Shares, 0.01% (b)	7,287,823	7,287,823

TOTAL INVESTMENT COMPANY
(COST $7,287,823)		7,287,823
TOTAL INVESTMENTS SECURITIES
(COST $141,257,168) — 101.4%		175,294,213

Percentages indicated are based on net assets of $172,948,353.
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ADR	American Depositary Receipt

See notes to schedules of portfolio investments.	HSBC PORTFOLIOS

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes – 97.3%
New York – 95.4%
Albany IDA Civic Facility
Revenue, Series A, 0.10%,
6/1/38, (LOC TD Bank N.A.) (a)	5,610,000	5,610,000
Albany IDA Housing Revenue
Department of Public Work,
0.13%, 8/15/35, AMT, (Credit
Support FNMA) (a)	1,000,000	1,000,000
Long Island Power Authority
Electrical Systems Revenue,
Series 2, Sub-series 2-B,
0.13%, 5/1/33, (LOC
Bayerische Landesbank) (a)	2,000,000	2,000,000
Long Island Power Authority
Electrical Systems Revenue,
Series C, 0.09%, 5/1/33, (LOC
Barclays Bank plc) (a)	5,000,000	5,000,000
Metropolitan Transportation
Authority Dedicated Tax Fund
Revenue, Series A-2, 0.09%,
11/1/31, (LOC Bank of Tokyo-
Mitsubishi UFJ Ltd.) (a)	5,500,000	5,500,000
Metropolitan Transportation
Authority Dedicated Tax Fund
Revenue, Sub-series B-1,
0.07%, 11/1/22, (LOC State
Street Bank & Trust Co.) (a)	5,950,000	5,950,000
Metropolitan Transportation
Authority Revenue, Sub-series
E-3, 0.09%, 11/1/35, (LOC
PNC Bank N.A.) (a)	3,200,000	3,200,000
Monroe County IDA Civic
Facility Revenue, 0.12%,
2/1/38, (LOC JPMorgan Chase
Bank) (a)	1,700,000	1,700,000
Nassau County IDA Civic
Facility Revenue, 0.75%,
6/1/19, AMT, (LOC Fleet
Bank N.A.) (a)(b)	1,125,000	1,125,000
Nassau County Interim Finance
Authority Sales Tax Revenue,
Series B, 0.09%, 11/15/21,
(LOC Sumitomo Mitsui
Banking Corp.) (a)	5,000,000	5,000,000
New York City Capital
Resources Corp. Revenue,
Series B1, 0.17%, 7/1/37,
(LOC Bank of America N.A.) (a)	2,000,000	2,000,000
New York City GO, Sub-series
E4, 0.12%, 8/1/21, (LOC BNP
Paribas) (a)	4,700,000	4,700,000
New York City GO, Sub-series
E4, 0.12%, 8/1/22, (LOC BNP
Paribas) (a)	2,900,000	2,900,000
New York City GO, Sub-series
G-4, 0.09%, 4/1/42, (LOC
PNC Bank N.A.) (a)	4,000,000	4,000,000
New York City GO, Sub-series
G-7, 0.09%, 4/1/42, (LOC
Bank of Tokyo-Mitsubishi UFJ
Ltd.) (a)	2,550,000	2,550,000
New York City Housing
Development Corp. Multi-
family Housing Revenue,
Series A, 0.09%, 9/15/28,
AMT, (Credit Support FNMA,
LIQ FAC FNMA) (a)	1,000,000	1,000,000
New York City Housing
Development Corp. Multi-
family Housing Revenue,
Series A, 0.09%, 4/1/31,
(Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
0.08%, 11/1/46, (Credit
Support FHLMC, LIQ FAC
FHLMC) (a)	2,000,000	2,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.11%, 12/1/34,
(LOC Citibank N.A.) (a)	4,695,000	4,695,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.12%, 11/1/39,
AMT, (LOC Citibank N.A.) (a)	3,000,000	3,000,000
New York City Housing
Development Corp. Multi-
family Mortgage Revenue,
Series A, 0.10%, 10/15/41,
(Credit Support FNMA, LIQ
FAC FNMA) (a)	3,000,000	3,000,000
New York City IDA Civic
Facility Revenue, 0.09%,
3/1/31, (LOC TD Bank N.A.,
Guaranty Agreement Greater
Jamaica Development Corp.)
(a)(b)	3,835,000	3,835,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
DD-3A, 0.10%, 6/15/43, (SPA
U.S. Bank N.A.) (a)	1,050,000	1,050,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
DD-3B, 0.11%, 6/15/43, (SPA
California State Teacher’s
Retirement System) (a)	3,100,000	3,100,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Sub-
series B-4, 0.10%, 6/15/45,
(SPA Northern Trust Co.) (a)	4,000,000	4,000,000
New York City Transitional
Finance Authority Revenue,
Series 1, Sub-series 1-D,
0.13%, 11/1/22, (SPA
Landesbank Hessen-
Thuringen) (a)	2,800,000	2,800,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
New York City Transitional
Finance Authority Revenue,
Series 3, Sub-series 3-G,
0.07%, 11/1/22, (SPA Bank of
New York) (a)	3,000,000	3,000,000
New York City Transitional
Finance Authority Revenue,
Series 3, Sub-series 3-H,
0.12%, 11/1/22, (SPA Royal
Bank of Canada) (a)	1,890,000	1,890,000
New York City Transitional
Finance Authority Revenue,
Sub-series 2-F, 0.15%,
11/1/22, (LIQ FAC Bayerische
Landesbank) (a)	1,800,000	1,800,000
New York City Transitional
Finance Authority Revenue,
Sub-series A-4, 0.09%, 8/1/39,
(SPA Northern Trust Co.) (a)	1,000,000	1,000,000
New York City Transitional
Finance Authority Revenue,
Sub-series A-6, 0.11%, 8/1/39,
(LOC California State
Teacher’s Retirement System) (a)	3,000,000	3,000,000
New York City Trust for Cultural
Resources Revenue, Series B-
1, 0.07%, 11/1/38, (LOC U.S.
Bank N.A.) (a)	3,000,000	3,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series A-1,
0.09%, 7/1/27, (LOC Wells
Fargo Bank N.A.) (a)	3,000,000	3,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series B,
0.09%, 5/15/39, (LOC
Bayerische Landesbank) (a)	4,000,000	4,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series B-1,
0.09%, 7/1/24, (LOC Wells
Fargo Bank N.A.) (a)	2,000,000	2,000,000
New York State Dormitory
Authority Revenue, Non State
Supported Debt, Series B-2,
0.10%, 7/1/37, (LOC U.S.
Bank N.A.) (a)	5,000,000	5,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, 0.10%,
11/1/39, AMT, (LOC Mizuho
Corporate Bank) (a)	4,000,000	4,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, Sub-series
A-1, 0.08%, 5/1/39, (LOC
Mizuho Corporate Bank) (a)	4,000,000	4,000,000
New York State Energy Research
& Development Authority
Facilities Revenue, Sub-series
A-2, 0.09%, 5/1/39, (LOC
Mizuho Corporate Bank) (a)	1,500,000	1,500,000
New York State Housing Finance
Agency Revenue, 0.10%,
5/15/28, AMT, (Credit Support
FNMA, LOC FNMA) (a)	4,000,000	4,000,000
New York State Housing Finance
Agency Revenue, Series A,
0.10%, 11/1/32, AMT, (Credit
Support FHLMC, LIQ FAC
FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance
Agency Revenue, Series A,
0.10%, 5/15/34, (Credit
Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance
Agency Revenue, Series A,
0.10%, 5/1/45, (Credit Support
FHLMC, LIQ FAC FHLMC) (a)	2,500,000	2,500,000
New York State Urban
Development Corp. Revenue,
Series A1, 0.09%, 1/1/30,
(LOC Wachovia Bank N.A.) (a)	2,000,000	2,000,000
Ramapo Housing Authority
Revenue, Series A, 0.11%,
12/15/38, AMT, (Credit
Support FNMA, LIQ FAC
FNMA) (a)	5,000,000	5,000,000
Rockland County IDA Civic
Facility Revenue, 0.09%,
12/1/32, (LOC Wells Fargo
Bank N.A.) (a)	5,000,000	5,000,000
Rockland County IDA Revenue,
0.08%, 7/1/20, (LOC TD
Banknorth N.A.) (a)(b)	2,390,000	2,390,000
Syracuse New York IDA Civic
Facility Revenue, Series A,
0.09%, 12/1/35, (LOC
JPMorgan Chase Bank) (a)	1,000,000	1,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series A-2,
0.09%, 11/1/35, (Credit
Support GO of Authority, LOC
California State Teacher’s
Retirement System) (a)	2,900,000	2,900,000
Triborough Bridge & Tunnel
Authority Revenue, Series B,
0.08%, 1/1/32, (LOC State
Street Bank & Trust Co.) (a)	2,000,000	2,000,000
Triborough Bridge & Tunnel
Authority Revenue, Series B-3,
0.10%, 1/1/33, (Credit Support
GO of Authority, LOC U.S.
Bank N.A.) (a)	2,400,000	2,400,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
Westchester County IDA
Commercial Facility Revenue,
0.14%, 12/1/25, AMT, (LOC
JPMorgan Chase & Co.) (a)(b)	3,700,000	3,700,000
		155,380,000
Puerto Rico – 1.9%
Puerto Rico Commonwealth GO,
Series C-5-2, 0.10%, 7/1/20,
(Credit Support AGM, LOC
Barclays Bank plc) (a)	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $158,380,000)		158,380,000
TOTAL INVESTMENT SECURITIES
(COST $158,380,000) — 97.3%		158,380,000

Percentages indicated are based on net assets of $162,850,375.
(a)	Variable rate security. The rate presented represents the rate in effect at January 31, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Agency
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NATL-RE	Reinsurance provided by the National Public Finance Guarantee Corporation
SPA	Standby Purchase Agreement

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit – 34.8%
Banking – 34.8%
Bank of Montreal Chicago,
0.23%, 3/6/13	50,000,000	50,000,000
Bank of Montreal Chicago,
0.23%, 3/20/13	80,000,000	80,000,000
Bank of Nova Scotia Houston,
0.30%, 2/11/13 (a)	10,000,000	10,000,352
Bank of Nova Scotia Houston,
0.25%, 4/19/13 (a)	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.16%, 2/6/13	85,000,000	85,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.66%, 2/14/13 (a)	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.23%, 3/18/13	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.64%, 8/16/13 (a)	44,000,000	44,000,000
Barclays Bank plc, N.Y., 1.06%,
2/7/13 (a)	10,000,000	10,001,435
BNP Paribas, N.Y., 0.22%,
2/13/13	25,000,000	25,000,416
BNP Paribas, N.Y., 0.21%,
2/25/13	75,000,000	75,001,023
Canadian Imperial Bank of
Commerce, 0.16%, 3/6/13	50,000,000	50,000,000
Canadian Imperial Bank of
Commerce, 0.23%, 6/6/13	50,000,000	50,000,000
Commonwealth Bank of
Australia, 1.06%, 6/14/13 (a)	8,000,000	8,021,391
Credit Industriel et Commercial,
N.Y., 0.40%, 4/2/13	50,000,000	50,000,000
Credit Suisse, N.Y., 1.00%,
8/12/13 (a)	18,000,000	18,063,566
Credit Suisse, N.Y., 0.36%,
12/6/13 (a)	50,000,000	50,000,000
Deutsche Bank, N.Y., 0.44%,
5/9/13	6,000,000	6,002,904
DnB NOR Bank ASA, N.Y.,
0.29%, 6/7/13	25,000,000	25,000,000
National Australia Bank, N.Y.,
0.46%, 2/15/13 (a)	70,000,000	70,000,000
National Bank of Canada, N.Y.,
0.33%, 5/14/13 (a)	50,000,000	50,000,000
Nordea Bank Finland, N.Y.,
0.30%, 6/18/13	90,000,000	90,000,000
Norinchukin Bank, N.Y., 0.17%,
2/7/13	185,000,000	185,000,000
Norinchukin Bank, N.Y., 0.28%,
3/25/13	50,000,000	50,000,000
Norinchukin Bank, N.Y., 0.28%,
3/25/13	50,000,000	49,999,992
Rabobank Nederland, N.Y.,
0.46%, 3/26/13 (a)	50,000,000	50,000,000
Rabobank Nederland, N.Y.,
0.32%, 4/17/13	50,000,000	50,012,475
Royal Bank of Canada, N.Y.,
0.45%, 2/15/13 (a)	70,000,000	70,000,000
Royal Bank of Canada, N.Y.,
0.36%, 3/4/13 (a)	45,000,000	45,000,000
Royal Bank of Canada, N.Y.,
0.33%, 3/11/13 (a)	2,170,000	2,173,650
Royal Bank of Canada, N.Y.,
0.38%, 2/3/14 (a)	65,000,000	65,000,000
Shinhan Bank, N.Y., 0.35%,
3/20/13	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp.,
N.Y., 0.16%, 2/5/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.,
N.Y., 0.26%, 4/2/13	110,000,000	110,000,000
Svenska Handelsbanken, N.Y.,
0.36%, 2/1/13	50,000,000	50,000,000
Svenska Handelsbanken, N.Y.,
0.24%, 2/20/13	40,000,000	40,000,000
Toronto Dominion Bank, N.Y.,
0.28%, 5/13/13 (a)	65,000,000	65,000,000
Toronto Dominion Bank, N.Y.,
0.30%, 7/26/13 (a)	40,000,000	40,000,000

TOTAL CERTIFICATES OF DEPOSIT
(COST $2,043,277,204)		2,043,277,204
Commercial Paper and Notes – 33.3%
Banking – 13.6%
ANZ New Zealand International
Ltd., 0.36%, 4/12/13 (a)(b)	50,000,000	50,012,155
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.47%, 3/4/13 (c)	15,000,000	14,993,929
Banque et Caisse d’Epargne de,
0.30%, 2/15/13 (c)	20,000,000	19,997,667
BNP Paribas Canada, 0.14%,
2/1/13 (c)	78,000,000	78,000,000
BPCE, 0.39%, 4/8/13 (b)(c)	50,000,000	49,964,250
BPCE, 0.36%, 4/19/13 (b)(c)	40,000,000	39,969,200
Commonwealth Bank of
Australia, N.Y., 0.35%, 9/5/13 (a)	65,000,000	65,000,000
Credit Agricole North America,
Inc., 0.35%, 4/22/13 (c)	35,000,000	34,972,778
DnB NOR Bank ASA, N.Y.,
0.33%, 2/8/13 (a)(b)	9,000,000	9,000,267
DnB NOR Bank ASA, N.Y.,
0.28%, 2/19/13 (a)(b)	50,000,000	50,002,507
Kookmin Bank, N.Y., 0.31%,
3/20/13 (b)(c)	60,000,000	59,975,717
Kookmin Bank, N.Y., 0.33%,
4/8/13 (b)(c)	33,000,000	32,980,035
National Australia Bank, N.Y.,
0.41%, 8/21/13 (a)	50,000,000	50,000,000
Skandinaviska Enskilda Banken
AB, 0.24%, 3/18/13 (b)(c)	90,000,000	89,973,000
Societe Generale N.A., 0.33%,
5/2/13 (c)	50,000,000	49,958,750
Swedbank, 0.22%, 5/6/13 (c)	40,000,000	39,977,022
Westpac Banking Corp., 0.35%,
1/8/14 (a)(b)	15,000,000	15,000,000
Westpac Securities NZ Ltd.,
0.53%, 7/5/13 (a)	45,000,000	45,000,000
		794,777,277
Diversified – 4.0%
Caisse centrale Desjardins du
Quebec, 0.22%, 2/8/13 (b)(c)	50,000,000	49,997,861
Caisse des Depots et
Consignations, 0.19%, 3/4/13
(b)(c)	30,000,000	29,995,092
Caisse des Depots et
Consignations, 0.31%, 3/15/13
(b)(c)	50,000,000	49,981,916

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes, continued
Diversified, continued
Erste Abwicklungsanstalt,
0.62%, 4/15/13 (c)	20,000,000	19,974,856
Erste Abwicklungsanstalt,
0.37%, 5/28/13 (b)(c)	35,000,000	34,958,272
Erste Abwicklungsanstalt,
0.71%, 6/27/13 (c)	25,000,000	24,929,028
Erste Abwicklungsanstalt,
0.30%, 7/15/13 (b)(c)	25,000,000	24,965,834
		234,802,859
Finance – 15.7%
Antalis US Funding Corp.,
0.18%, 2/1/13 (b)(c)	24,000,000	24,000,000
Barclays US Funding LLC,
0.25%, 2/1/13 (c)	50,000,000	50,000,000
BNP Paribas Finance, Inc.,
0.33%, 2/1/13 (c)	47,005,000	47,005,000
Deutsche Bank Financial LLC,
0.16%, 2/6/13 (c)	150,000,000	149,996,667
Deutsche Bank Financial LLC,
0.47%, 3/25/13 (c)	35,000,000	34,976,239
Deutsche Bank Financial LLC,
0.43%, 4/17/13 (c)	75,000,000	74,932,813
Gemini Securitization Corp.
LLC, 0.28%, 3/4/13 (b)(c)	25,000,000	24,993,972
Gotham Funding Corp., 0.18%,
2/19/13 (b)(c)	34,430,000	34,426,901
Mizuho Funding LLC, 0.25%,
3/19/13 (b)(c)	50,000,000	49,984,028
Mizuho Funding LLC, 0.24%,
4/16/13 (b)(c)	60,000,000	59,971,017
Natixis US Finance Co., 0.19%,
2/1/13 (c)	195,000,000	195,000,000
Rabobank USA Financial Corp.,
0.37%, 3/25/13 (c)	45,000,000	44,975,950
Royal Park Investment Funding
Corp., 0.25%, 4/30/13 (b)(c)	33,020,000	33,000,509
Toyota Motor Credit Corp.,
0.24%, 2/14/13 (c)	50,000,000	49,995,667
Toyota Motor Credit Corp.,
0.63%, 2/26/13 (c)	50,000,000	49,978,125
		923,236,888

TOTAL COMMERCIAL PAPER AND NOTES
(COST $1,952,817,024)		1,952,817,024
Corporate Obligations – 2.1%
Diversified – 0.5%
General Electric Co., 5.00%,
2/1/13	27,000,000	27,000,000
Finance – 1.6%
General Electric Capital Corp.,
1.88%, 9/16/13, MTN	26,300,000	26,542,346
General Electric Capital Corp.,
Series A, 5.40%, 9/20/13,
MTN	13,090,000	13,503,278
Merrill Lynch & Co., Series C,
5.45%, 2/5/13, MTN	30,000,000	30,017,100
MetLife Global Funding I,
5.13%, 4/10/13	26,267,000	26,495,548
		96,558,272

TOTAL CORPORATE OBLIGATIONS
(COST $123,558,272)		123,558,272
Yankee Dollars – 1.7%
Banking – 1.3%
KfW, 0.22%, 6/17/13 (a)	25,000,000	24,998,227
Westpac Banking Corp., 0.73%,
6/14/13 (a)	15,000,000	15,021,852
Westpac Banking Corp., 0.39%,
10/1/13, MTN (d)	35,000,000	35,000,000
		75,020,079
Commercial Banks – 0.4%
ANZ National International Ltd.,
6.20%, 7/19/13	18,625,000	19,121,466
Commonwealth Bank of
Australia, 0.86%, 3/19/13 (a)	5,000,000	5,003,550
		24,125,016

TOTAL YANKEE DOLLARS
(COST $99,145,095)		99,145,095
Variable Rate Demand Notes – 1.3%
Idaho – 0.3%
Power County Industrial
Development Corp. Exempt
Facilities Revenue, 0.15%,
4/1/14, AMT, (LOC Wells
Fargo Bank N.A.) (a)	16,000,000	16,000,000
Illinois – 0.4%
Illinois Development Finance
Authority Solid Waste
Disposal Revenue, 0.12%,
9/1/27, AMT, (LOC Wells
Fargo Bank N.A.) (a)	24,900,000	24,900,000
Ohio – 0.3%
Cleveland Ohio Economic &
Community Development
Revenue, 0.18%, 12/1/33,
(LOC PNC Bank N.A.) (a)	8,455,000	8,455,000

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
Ohio, continued
Warren County Ohio Health Care
Facilities Revenue, 0.10%,
7/1/31, (LOC U.S. Bank N.A.) (a)	8,900,000	8,900,000
		17,355,000
South Carolina – 0.3%
South Carolina State Housing
Finance & Development
Authority Multi-family Rental
Housing Improvement
Revenue, 0.15%, 7/15/39,
AMT, (LOC Wells Fargo Bank
N.A.) (a)	17,250,000	17,250,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $75,505,000)		75,505,000
U.S. Government and Government Agency
Obligations – 0.5%
Federal Farm Credit Bank – 0.5%
0.19%, 12/20/13(a), Series 2	30,000,000	30,000,000

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $30,000,000)		30,000,000
U.S. Treasury Obligations – 7.4%
U.S. Treasury Notes – 7.4%
0.75%, 3/31/13	100,000,000	100,082,167
1.13%, 6/15/13	95,000,000	95,304,893
0.75%, 9/15/13	50,000,000	50,167,113
0.13%, 9/30/13	50,000,000	49,973,666
4.25%, 11/15/13	50,000,000	51,579,632
1.50%, 12/31/13	35,000,000	35,413,201
1.88%, 2/28/14	50,000,000	50,901,260

TOTAL U.S. TREASURY OBLIGATIONS
(COST $433,421,932)		433,421,932
Repurchase Agreements – 5.1%
Barclays Capital Group,
purchased on 1/25/13, 0.12%,
due on 2/1/13 with a maturity
value of $100,002,333,
collateralized by various U.S.
Government and Government
Agency Obligations, 3.00%-
6.50%, 2/15/26-1/20/43, fair
value $102,000,001	100,000,000	100,000,000
Deutsche Bank, purchased on
1/31/13, 0.17%, due on 2/1/13
with a maturity value of
$200,000,944, collateralized
by various U.S. Government
and Government Agency
Obligations, 3.50%-4.50%,
3/1/40-2/1/43, fair value
$204,000,000	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $300,000,000)		300,000,000
Time Deposits – 16.2%
Abbey National Treasury
Services plc, 0.19%, 2/1/13	100,000,000	100,000,000
ABN AMRO Bank NV, 0.18%,
2/5/13	175,000,000	175,000,000
Barclays Capital Group, 0.12%,
2/1/13	106,000,000	106,000,000
Credit Agricole CIB, N.Y.,
0.17%, 2/1/13	200,000,000	200,000,000
Credit Industriel et Commercial,
N.Y., 0.17%, 2/1/13	150,000,000	150,000,000
Societe Generale N.A., 0.16%,
2/1/13	220,000,000	220,000,000

TOTAL TIME DEPOSITS
(COST $951,000,000)		951,000,000
TOTAL INVESTMENT SECURITIES
(COST $6,008,724,527) — 102.4%		6,008,724,527

Percentages indicated are based on net assets of $5,866,599,467.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	Rate presented represents the effective yield at time of purchase.
(d)	Step Bond. Income recognition is on the effective yield method for Step Bonds.
AMT	Interest on security is subject to federal alternative minimum tax
LLC	Limited Liability Company
LOC	Letter of Credit
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes – 80.8%
California – 9.7%
California State GO, Series A2,
0.08%, 5/1/34, (LOC State
Street Bank & Trust Co.,
California State Teacher’s
Retirement System) (a)	500,000	500,000
California State Infrastructure &
Economic Development Bank
Revenue, Series B, 0.10%,
11/1/26, (LOC Mizuho
Corporate Bank) (a)	500,000	500,000
Los Angeles County California
Housing Authority
Multifamily Housing Revenue,
Series C, 0.08%, 4/15/28,
(Credit Support FNMA, LIQ
FAC FNMA) (a)	400,000	400,000
		1,400,000
Florida – 3.4%
Florida State Housing Finance
Corp. Revenue, Series J-A,
0.09%, 7/1/31, (Credit Support
FHLMC, LIQ FAC FHLMC) (a)	500,000	500,000
Illinois – 3.1%
Chicago Illinois Board of
Education GO, Series B,
0.12%, 3/1/31, (LOC
JPMorgan Chase Bank N.A.) (a)	250,000	250,000
Illinois State Educational
Facilities Authority Revenue,
0.20%, 1/1/29, (LOC Citibank
N.A.) (a)	200,000	200,000
		450,000
Indiana – 6.9%
Indiana State Finance Authority
Environmental Revenue,
Series A-5, 0.09%, 10/1/40,
(LOC Sumitomo Mitsui
Banking Corp.) (a)	500,000	500,000
Rockport Indiana Pollution
Control Revenue, Series B,
0.09%, 7/1/25, (LOC Bank of
Tokyo-Mitsubishi UFJ Ltd.) (a)	500,000	500,000
		1,000,000
Louisiana – 3.4%
East Baton Rouge Parish
Louisiana Pollution Control
Revenue, 0.08%, 11/1/19,
(Obligor Exxon Mobil Corp.) (a)	500,000	500,000
Massachusetts – 4.5%
Massachusetts State
Development Finance Agency
Revenue, Series U-3, 0.09%,
10/1/40, (LOC Northern Trust
Co.) (a)	250,000	250,000
Massachusetts State Health &
Educational Facilities
Authority Revenue, Series G,
0.09%, 7/1/26, (LOC Wells
Fargo Bank N.A.) (a)	400,000	400,000
		650,000
New York – 17.0%
New York City GO, Sub-series
G-4, 0.09%, 4/1/42, (LOC
PNC Bank N.A.) (a)	500,000	500,000
New York City Municipal Water
Finance Authority Water &
Sewer System Revenue, Series
DD-1, 0.09%, 6/15/43, (SPA
TD Bank N.A.) (a)	500,000	500,000
New York City Transitional
Finance Authority Revenue,
Series 3, Sub-series 3F, 0.11%,
11/1/22, (SPA Royal Bank of
Canada) (a)	455,000	455,000
New York City Trust for Cultural
Resources Revenue, Series A-
2, 0.12%, 12/1/35, (LOC Bank
of New York Mellon) (a)	600,000	600,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Variable Rate Demand Notes, continued
New York, continued
New York State Dormitory
Authority Revenue, State
Supported Debt, Series A,
0.11%, 7/1/31, (LOC
JPMorgan Chase Bank N.A.) (a)	395,000	395,000
		2,450,000
North Carolina – 3.4%
Charlotte-Mecklenburg North
Carolina Hospital Authority
Health Care System Revenue,
Series B, 0.09%, 1/15/26,
(LOC U.S. Bank N.A.) (a)	500,000	500,000
Ohio – 3.5%
Ohio State Air Quality
Development Authority
Revenue, Series B, 0.12%,
10/1/33, (LOC Bank of Nova
Scotia, Guaranty Agreement
FirstEnergy Solutions Corp.) (a)	500,000	500,000
Pennsylvania – 3.5%
Beaver County Pennsylvania
Industrial Development
Authority Revenue, Series B,
0.09%, 11/1/25, (LOC UBS
A.G.) (a)	500,000	500,000
Texas – 3.5%
Tarrant County Texas Cultural
Education Facilities Finance
Corp. Hospital Revenue, Series
A, 0.13%, 10/1/41, (LOC
JPMorgan Chase Bank N.A.) (a)	500,000	500,000
Utah – 3.5%
Utah State Transit Authority
Sales Tax Revenue, Sub-series
B, 0.12%, 6/15/36, (LOC BNP
Paribas) (a)	500,000	500,000
Virginia – 3.5%
Virginia State Commonwealth
University Health System
Authority Revenue, Series B,
0.11%, 7/1/30, (Credit Support
AMBAC, LOC Wachovia
Bank N.A.) (a)	500,000	500,000
Washington – 3.5%
Washington State Housing
Finance Commission
Nonprofit Revenue, 0.09%,
11/1/25, (LOC U.S. Bank
N.A.) (a)	500,000	500,000
West Virginia – 1.4%
West Virginia State Economic
Development Authority Solid
Waste Disposal Facilities
Revenue, Series B, 0.10%,
12/1/42, (LOC Sumitomo
Mitsui Banking Corp.) (a)	200,000	200,000
Wisconsin – 3.5%
Wisconsin State Health &
Educational Facilities
Authority Revenue, 0.12%,
2/1/38, (LOC BMO Harris
Bank N.A.) (a)	500,000	500,000
Wyoming – 3.5%
Lincoln County Wyoming
Pollution Control Revenue,
0.08%, 8/1/15, (Obligor Exxon
Mobil Corp.) (a)	500,000	500,000

TOTAL VARIABLE RATE DEMAND NOTES
(COST $11,650,000)		11,650,000
TOTAL INVESTMENT SECURITIES
(COST $11,650,000) — 80.8%		11,650,000

Percentages indicated are based on net assets of $14,410,449.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

AMBAC	American Municipal Bond Assurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency
Obligations – 20.7%
Federal Farm Credit Bank – 13.6%
0.30%, 2/11/13(a), Series 4	39,000,000	39,001,296
0.18%, 3/8/13(a)	80,000,000	79,999,222
0.25%, 3/28/13(a), Series 1	40,000,000	40,003,667
0.20%, 4/2/13(a)	108,500,000	108,500,000
0.19%, 5/3/13(a)	150,000,000	150,000,000
0.33%, 6/19/13(a)	75,000,000	75,040,218
0.20%, 7/2/13(a), Series 1	85,000,000	85,000,000
0.19%, 10/16/13(a)	50,000,000	50,000,000
0.19%, 12/13/13	25,000,000	25,001,606
0.19%, 12/20/13(a), Series 2	20,000,000	20,000,000
0.23%, 12/30/13(a)	26,000,000	26,009,539
0.00%, 1/14/14(a)	25,000,000	24,997,623
		723,553,171
Federal Home Loan Bank – 5.5%
0.26%, 4/10/13	92,400,000	92,398,279
0.15%, 6/13/13(a)	50,000,000	50,006,910
0.13%, 11/8/13	6,850,000	6,846,418
0.13%, 12/6/13	38,550,000	38,528,039
0.13%, 12/10/13	7,000,000	6,996,556
0.34%, 12/18/13	4,300,000	4,304,791
0.21%, 12/20/13(a)	100,000,000	100,035,714
		299,116,707
Federal National Mortgage Association – 1.6%
0.24%, 3/14/13(a)	82,750,000	82,752,756

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $1,105,422,634)		1,105,422,634
U.S. Treasury Obligations – 24.4%
U.S. Treasury Notes – 24.4%
1.38%, 3/15/13	50,000,000	50,067,155
0.75%, 3/31/13	175,000,000	175,146,638
1.75%, 4/15/13	200,000,000	200,617,739
3.13%, 4/30/13	50,000,000	50,349,584
1.13%, 6/15/13	49,000,000	49,156,410
1.00%, 7/15/13	50,000,000	50,169,332
4.25%, 8/15/13	65,000,000	66,397,245
0.13%, 9/30/13	50,000,000	49,973,736
3.13%, 9/30/13	125,000,000	127,405,679
2.75%, 10/31/13	50,000,000	50,945,850
0.50%, 11/15/13	125,000,000	125,313,392
4.25%, 11/15/13	100,000,000	103,170,832
2.00%, 11/30/13	75,000,000	76,137,945
0.75%, 12/15/13	50,000,000	50,232,745
1.25%, 2/15/14	75,000,000	75,822,169

TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,300,906,451)		1,300,906,451
Repurchase Agreements – 53.8%
Bank of America Corp.,
purchased on 1/31/13, 0.16%,
due on 2/1/13 with a maturity
value of $500,002,222,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.50%-
4.00%, 10/1/26-1/1/43, fair
value $510,000,001	500,000,000	500,000,000
Barclays Capital Group,
purchased on 1/25/13, 0.12%,
due on 2/1/13 with a maturity
value of $100,002,333,
collateralized by various U.S.
Government and Government
Agency Obligations, 3.00%-
6.50%, 1/1/19-1/20/43, fair
value $102,000,001	100,000,000	100,000,000
Barclays Capital Group,
purchased on 1/31/13, 0.14%,
due on 2/1/13 with a maturity
value of $200,000,778,
collateralized by various U.S.
Government and Government
Agency Obligations, 3.50%-
5.00%, 4/1/31-7/1/42, fair
value $204,000,000	200,000,000	200,000,000
BNP Paribas, purchased on
1/30/13, 0.08%, due on 2/6/13
with a maturity value of
$180,002,800, collateralized
by various U.S. Government
and Government Agency
Obligations, 2.43%-5.89%,
7/1/26-10/20/42, fair value
$183,600,000	180,000,000	180,000,000
BNP Paribas, purchased on
1/31/13, 0.13%, due on 2/1/13
with a maturity value of
$100,000,361, collateralized
by U.S. Treasury Obligations,
0.00%, 5/2/13, fair value
$102,000,039	100,000,000	100,000,000
BNP Paribas, purchased on
1/31/13, 0.15%, due on 2/1/13
with a maturity value of
$300,001,250, collateralized
by various U.S. Government
and Government Agency
Obligations, 4.00%-4.50%,
9/15/41-10/20/41, fair value
$306,000,000	300,000,000	300,000,000
Citigroup Global Markets,
purchased on 1/31/13, 0.13%,
due on 2/1/13 with a maturity
value of $250,000,903,
collateralized by various U.S.
Treasury Obligations, 0.13%-
2.13%, 9/30/13-2/15/40, fair
value $255,000,108	250,000,000	250,000,000
Citigroup Global Markets,
purchased on 1/31/13, 0.17%,
due on 2/1/13 with a maturity
value of $300,001,417,
collateralized by various U.S.
Government and Government
Agency Obligations, 2.65%-
6.00%, 9/1/22-12/1/42, fair
value $306,000,000	300,000,000	300,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Deutsche Bank, purchased on
1/31/13, 0.17%, due on 2/1/13
with a maturity value of
$200,000,944, collateralized
by various U.S. Government
and Government Agency
Obligations, 3.00%-5.00%,
1/1/32-10/1/42, fair value
$204,000,000	200,000,000	200,000,000
Goldman Sachs, purchased on
1/25/13, 0.12%, due on 2/1/13
with a maturity value of
$200,004,667, collateralized
by various U.S. Government
and Government Agency
Obligations, 1.05%-6.63%,
11/15/17-11/15/30, fair value
$204,000,562	200,000,000	200,000,000
Goldman Sachs, purchased on
1/31/13, 0.15%, due on 2/1/13
with a maturity value of
$140,000,583, collateralized
by various U.S. Government
and Government Agency
Obligations, 2.50%-7.00%,
10/15/23-1/20/43, fair value
$142,800,001	140,000,000	140,000,000
Greenwich Capital Markets, Inc.,
purchased on 1/31/13, 0.12%,
due on 2/1/13 with a maturity
value of $100,000,333,
collateralized by U.S. Treasury
Obligations, 2.00%, 1/31/16,
fair value $102,000,305	100,000,000	100,000,000
Greenwich Capital Markets, Inc.,
purchased on 1/31/13, 0.13%,
due on 2/1/13 with a maturity
value of $300,001,083,
collateralized by Various U.S.
Treasury Obligations, 0.75%-
0.88%, 6/30/17-1/31/18, fair
value $306,001,470	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $2,870,000,000)		2,870,000,000
TOTAL INVESTMENT SECURITIES
(COST $5,276,329,085) — 98.9%		5,276,329,085

Percentages indicated are based on net assets of $5,335,455,499.
(a)

Variable rate security. The rate presented represents the rate in effect at January 31, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations – 99.7%
U.S. Treasury Bills – 63.0%
0.06%, 2/7/13(a)	344,000,000	343,997,040
0.05%, 2/21/13(a)	35,000,000	34,998,944
0.04%, 2/28/13(a)	378,000,000	377,989,208
0.05%, 3/7/13(a)	195,000,000	194,990,332
0.08%, 3/21/13(a)	550,000,000	549,944,202
0.09%, 3/28/13(a)	150,000,000	149,980,521
0.08%, 4/4/13(a)	38,000,000	37,995,092
		1,689,895,339
U.S. Treasury Notes – 36.7%
1.38%, 2/15/13	100,000,000	100,049,219
3.88%, 2/15/13	200,000,000	200,291,669
0.63%, 2/28/13	300,000,000	300,124,303
1.38%, 3/15/13	70,000,000	70,099,387
3.13%, 4/30/13	25,000,000	25,175,239
3.50%, 5/31/13	25,000,000	25,270,686
1.13%, 6/15/13	45,000,000	45,147,517
0.38%, 7/31/13	25,000,000	25,030,435
4.25%, 8/15/13	75,000,000	76,628,525
0.50%, 11/15/13	25,000,000	25,066,855
2.00%, 11/30/13	75,000,000	76,126,524
0.75%, 12/15/13	15,000,000	15,069,815
		984,080,174

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,673,975,513)		2,673,975,513
TOTAL INVESTMENT SECURITIES—99.7%		2,673,975,513

Percentages indicated are based on net assets of $2,682,145,927.
(a)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—1.8%
HSBC Emerging Markets Debt Fund, Class I Shares	11,415	127,843
HSBC Emerging Markets Local Debt Fund, Class I Shares	18,041	180,947
HSBC Prime Money Market Fund, Class I Shares, 0.09%(a)	29,198	29,198

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $319,802)		337,988
Affiliated Portfolios—14.5%
HSBC Growth Portfolio		1,877,395
HSBC Opportunity Portfolio		788,949

TOTAL AFFILIATED PORTFOLIOS		2,666,344
Unaffiliated Investment Companies—48.0%
Artisan Value Fund, Class IV Shares	104,757	1,253,947
Brown Advisory Growth Equity Fund, Institutional Shares	81,137	1,260,055
Columbia High Yield Bond Fund, Class Z Shares	214,027	639,942
CRM Small/Mid Cap Value Fund, Institutional Shares	48,274	782,037
Delaware Emerging Markets Fund, Class I Shares	68,729	1,018,561
Dreyfus Global Real Estate Securities Fund, Class I Shares	5,373	44,700
EII Global Property Fund, Institutional Shares	3,872	66,905
JPMorgan Equity Income Fund, Class I Shares	173,238	1,877,897
JPMorgan High Yield Fund, Select Shares	78,319	642,217
Trilogy Emerging Markets Equity Fund, Institutional Shares	136,426	1,245,568

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $8,244,181)		8,831,829
Exchange Traded Funds—36.0%
iShares MSCI EAFE Index Fund	36,649	2,161,558
iShares MSCI Emerging Markets Index Fund	5,684	251,347
PowerShares Global Listed Private Equity Portfolio ETF	81,536	885,481
SPDR S&P 500 ETF Trust	22,279	3,335,166

TOTAL EXCHANGE TRADED FUNDS
(COST $6,047,790)		6,633,552
TOTAL INVESTMENT SECURITIES—100.3%		18,469,713

Percentages indicated are based on net assets of $18,420,252.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—10.7%
HSBC Emerging Markets Debt Fund, Class I Shares	280,197	3,138,203
HSBC Emerging Markets Local Debt Fund, Class I Shares	180,318	1,808,591
HSBC Prime Money Market Fund, Class I Shares, 0.09%(a)	670,493	670,493

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,334,777)		5,617,287
Affiliated Portfolios—10.7%
HSBC Growth Portfolio		3,921,452
HSBC Opportunity Portfolio		1,672,053

TOTAL AFFILIATED PORTFOLIOS		5,593,505
Unaffiliated Investment Companies—51.5%
Artisan Value Fund, Class IV Shares	220,597	2,640,546
Brown Advisory Growth Equity Fund, Institutional Shares	171,522	2,663,730
Columbia High Yield Bond Fund, Class Z Shares	1,116,461	3,338,219
CRM Small/Mid Cap Value Fund, Institutional Shares	102,004	1,652,463
Delaware Emerging Markets Fund, Class I Shares	97,360	1,442,871
Dreyfus Global Real Estate Securities Fund, Class I Shares	57,088	474,972
EII Global Property Fund, Institutional Shares	42,358	731,948
Janus Flexible Bond Fund, Institutional Shares	35,602	382,721
JPMorgan Equity Income Fund, Class I Shares	364,680	3,953,132
JPMorgan High Yield Fund, Select Shares	406,025	3,329,409
Lord Abbett Core Fixed Income Fund, Institutional Shares	47,975	533,485
Metropolitan West Total Return Bond Fund, Institutional Shares	35,463	385,837
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	360,349	2,453,979
PIMCO Total Return Fund, Institutional Shares	63,386	709,284
T. Rowe Price New Income Fund, Retail Shares	54,497	532,977
Trilogy Emerging Markets Equity Fund, Institutional Shares	194,070	1,771,858

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $26,147,054)		26,997,431
Exchange Traded Funds—27.7%
iShares iBoxx $ Investment Grade Corporate Bond Fund	5,452	651,078
iShares MSCI EAFE Index Fund	76,200	4,494,276
iShares MSCI Emerging Markets Index Fund	12,961	573,135
PowerShares Global Listed Private Equity Portfolio ETF	165,841	1,801,033
SPDR S&P 500 ETF Trust	46,750	6,998,475

TOTAL EXCHANGE TRADED FUNDS
(COST $13,258,888)		14,517,997
TOTAL INVESTMENT SECURITIES—100.6%		52,726,220

Percentages indicated are based on net assets of $52,432,858.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—12.8%
HSBC Emerging Markets Debt Fund, Class I Shares	259,582	2,907,318
HSBC Emerging Markets Local Debt Fund, Class I Shares	204,132	2,047,449
HSBC Prime Money Market Fund, Class I Shares, 0.09%(a)	962,867	962,867

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $5,559,723)		5,917,634
Affiliated Portfolios—7.3%
HSBC Growth Portfolio		2,379,321
HSBC Opportunity Portfolio		1,021,081

TOTAL AFFILIATED PORTFOLIOS		3,400,402
Unaffiliated Investment Companies—59.0%
Artisan Value Fund, Class IV Shares	132,026	1,580,352
ASG Global Alternatives Fund, Class Y Shares	31,925	348,945
Brown Advisory Growth Equity Fund, Institutional Shares	105,525	1,638,808
Columbia High Yield Bond Fund, Class Z Shares	960,717	2,872,542
CRM Small/Mid Cap Value Fund, Institutional Shares	61,862	1,002,164
Delaware Emerging Markets Fund, Class I Shares	61,905	917,436
Dreyfus Global Real Estate Securities Fund, Class I Shares	47,900	398,524
EII Global Property Fund, Institutional Shares	36,846	636,703
Janus Flexible Bond Fund, Institutional Shares	126,229	1,356,967
JPMorgan Equity Income Fund, Class I Shares	224,252	2,430,889
JPMorgan High Yield Fund, Select Shares	350,659	2,875,400
Lord Abbett Core Fixed Income Fund, Institutional Shares	170,748	1,898,714
Metropolitan West Total Return Bond Fund, Institutional Shares	125,599	1,366,519
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	353,416	2,406,766
PIMCO Total Return Fund, Institutional Shares	231,673	2,592,417
T. Rowe Price New Income Fund, Retail Shares	193,967	1,896,994
Trilogy Emerging Markets Equity Fund, Institutional Shares	127,505	1,164,119

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $26,834,134)		27,384,259
Exchange Traded Funds—21.3%
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,767	449,855
iShares MSCI EAFE Index Fund	66,286	3,909,549
iShares MSCI Emerging Markets Index Fund	7,774	343,766
PowerShares Global Listed Private Equity Portfolio ETF	87,108	945,993
SPDR S&P 500 ETF Trust	28,246	4,228,426

TOTAL EXCHANGE TRADED FUNDS
(COST $8,985,477)		9,877,589
TOTAL INVESTMENT SECURITIES—100.4%		46,579,884

Percentages indicated are based on net assets of $46,382,878.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—12.5%
HSBC Emerging Markets Debt Fund, Class I Shares	115,341	1,291,815
HSBC Emerging Markets Local Debt Fund, Class I Shares	113,773	1,141,142
HSBC Prime Money Market Fund, Class I Shares, 0.09%(a)	420,953	420,953

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $2,688,775)		2,853,910
Affiliated Portfolios—4.8%
HSBC Growth Portfolio		759,737
HSBC Opportunity Portfolio		322,369

TOTAL AFFILIATED PORTFOLIOS		1,082,106
Unaffiliated Investment Companies—67.9%
Artisan Value Fund, Class IV Shares	41,757	499,825
ASG Global Alternatives Fund, Class Y Shares	42,715	466,876
Brown Advisory Growth Equity Fund, Institutional Shares	33,387	518,506
Columbia High Yield Bond Fund, Class Z Shares	426,134	1,274,141
CRM Small/Mid Cap Value Fund, Institutional Shares	19,846	321,508
Delaware Emerging Markets Fund, Class I Shares	7,987	118,367
Dreyfus Global Real Estate Securities Fund, Class I Shares	23,156	192,659
EII Global Property Fund, Institutional Shares	17,080	295,141
Janus Flexible Bond Fund, Institutional Shares	122,195	1,313,599
JPMorgan Equity Income Fund, Class I Shares	71,063	770,325
JPMorgan High Yield Fund, Select Shares	155,538	1,275,409
Lord Abbett Core Fixed Income Fund, Institutional Shares	160,401	1,783,665
Metropolitan West Total Return Bond Fund, Institutional Shares	118,141	1,285,375
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	150,704	1,026,297
PIMCO Total Return Fund, Institutional Shares	215,208	2,408,182
T. Rowe Price New Income Fund, Retail Shares	182,657	1,786,385
Trilogy Emerging Markets Equity Fund, Institutional Shares	14,863	135,703

TOTAL UNAFFILIATED INVESTMENT COMPANIES (COST $14,973,991)		15,471,963
Exchange Traded Funds—15.1%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,837	338,795
iShares MSCI EAFE Index Fund	28,427	1,676,625
PowerShares Global Listed Private Equity Portfolio ETF	8,606	93,461
SPDR S&P 500 ETF Trust	8,849	1,324,695

TOTAL EXCHANGE TRADED FUNDS
(COST $3,116,608)		3,433,576
TOTAL INVESTMENT SECURITIES—100.3%		22,841,555

Percentages indicated are based on net assets of $22,771,189.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies—10.9%
HSBC Emerging Markets Debt Fund, Class I Shares	3,404	38,127
HSBC Emerging Markets Local Debt Fund, Class I Shares	5,255	52,709
HSBC Prime Money Market Fund, Class I Shares, 0.09%(a)	21,887	21,887

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $110,351)		112,723
Unaffiliated Investment Companies—86.1%
Columbia High Yield Bond Fund, Class Z Shares	14,745	44,088
Dreyfus Global Real Estate Securities Fund, Class I Shares	1,118	9,299
EII Global Property Fund, Institutional Shares	826	14,274
Federated Strategic Value Dividend Fund, Institutional Shares	20,614	107,401
Janus Flexible Bond Fund, Institutional Shares	8,346	89,717
JPMorgan High Yield Fund, Select Shares	5,369	44,024
Lord Abbett Core Fixed Income Fund, Institutional Shares	11,258	125,192
Metropolitan West Total Return Bond Fund, Institutional Shares	8,330	90,627
Northern Institutional Diversified Assets Portfolio, Institutional Shares, 0.01%(a)	266	266
PIMCO Total Return Fund, Institutional Shares	14,943	167,215
T. Rowe Price International Growth & Income Fund	5,160	69,869
T. Rowe Price New Income Fund, Retail Shares	12,976	126,908

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $880,574)		888,880
Exchange Traded Fund – 1.5%
iShares iBoxx $ Investment Grade Corporate Bond Fund	127	15,166

TOTAL EXCHANGE TRADED FUNDS
(COST $15,141)		15,166
TOTAL INVESTMENT SECURITIES—98.5%		1,016,769

Percentages indicated are based on net assets of $1,032,048.
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars – 91.4%
Brazil – 6.2%
Banco ABC Brasil SA, 7.88%,
4/8/20	100,000	110,000
Banco do Brasil SA, Registered,
5.88%, 1/26/22	450,000	482,625
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	213,000
Federal Republic of Brazil,
8.75%, 2/4/25	450,000	708,750
Oi SA, Registered, 5.75%,
2/10/22	200,000	210,000
Petrobras International Finance
Co., 5.75%, 1/20/20	400,000	446,904
Vale Overseas Ltd., 6.88%,
11/21/36	100,000	117,609
Votorantim Cimentos SA,
Registered, 7.25%, 4/5/41	200,000	228,000
		2,516,888
Chile – 1.1%
CorpBanca SA, 3.13%, 1/15/18	200,000	198,936
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	220,000	231,583
		430,519
Colombia – 3.3%
Bancolombia SA, 6.13%, 7/26/20	100,000	110,750
Bancolombia SA, 5.95%, 6/3/21	100,000	115,500
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	200,000	216,000
Republic of Colombia, 4.38%,
7/12/21	250,000	280,250
Republic of Colombia, 8.13%,
5/21/24	300,000	438,000
Republic of Colombia, 6.13%,
1/18/41	150,000	192,000
		1,352,500
Croatia – 2.2%
Croatia, Registered, 6.75%,
11/5/19	400,000	458,800
Croatia, Registered, 6.38%,
3/24/21	400,000	452,000
		910,800
Dominican Republic – 0.3%
Dominican Republic, 7.50%,
5/6/21	100,000	114,000
El Salvador – 0.7%
Republic of El Salvador, 7.75%,
1/24/23	225,000	274,500
Hungary – 1.3%
Republic of Hungary, 6.25%,
1/29/20	280,000	307,300
Republic of Hungary, 6.38%,
3/29/21	130,000	141,700
Republic of Hungary, 7.63%,
3/29/41	80,000	93,400
		542,400
Indonesia – 8.0%
Majapahit Holding BV, 8.00%,
8/7/19	225,000	283,500
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	400,000	429,000
Republic of Indonesia, 6.88%,
1/17/18	575,000	692,127
Republic of Indonesia,
Registered, 5.88%, 3/13/20	1,350,000	1,606,500
Republic of Indonesia,
Registered, 6.63%, 2/17/37	175,000	222,688
		3,233,815
Iraq – 0.6%
Republic of Iraq, Registered,
5.80%, 1/15/28	250,000	240,000
Ireland (Republic of) – 0.5%
Vnesheconombank, Registered,
5.38%, 2/13/17	200,000	218,000
Kazakhstan – 1.6%
Development Bank of
Kazakhstan, 5.50%, 12/20/15	200,000	215,620
Development Bank of
Kazakhstan, 4.13%, 12/10/22 (a)	200,000	204,500
Kazakhstan Temir Zholy,
Registered, 6.95%, 7/10/42	200,000	249,500
		669,620
Lebanon – 0.3%
Republic of Lebanon, Registered,
Series 42, 8.25%, 4/12/21, MTN	100,000	116,000
Lithuania – 1.5%
Republic of Lithuania,
Registered, 7.38%, 2/11/20	100,000	127,500
Republic of Lithuania,
Registered, 6.63%, 2/1/22	400,000	498,000
		625,500
Malaysia – 0.8%
Petronas Capital Ltd., 5.25%,
8/12/19	275,000	323,453
Mexico – 10.9%
Banco Santander SA, 4.13%,
11/9/22 (a)	150,000	151,500
BBVA Bancomer SA Texas,
Registered, 6.75%, 9/30/22	175,000	203,875
Petroleos Mexicanos, 5.50%,
1/21/21	1,000,000	1,147,500
Petroleos Mexicanos, 4.88%,
1/24/22	150,000	165,188
United Mexican States, Series A,
5.13%, 1/15/20, MTN	1,370,000	1,602,900
United Mexican States, 3.63%,
3/15/22	150,000	160,875
United Mexican States, Series A,
7.50%, 4/8/33, MTN	100,000	147,000
United Mexican States, Series A,
6.05%, 1/11/40	666,000	834,165
		4,413,003
Namibia – 0.5%
Namibia International Bond,
Registered, 5.50%, 11/3/21	200,000	223,000
Pakistan – 0.2%
Islamic Republic of Pakistan,
6.88%, 6/1/17	100,000	89,750
Panama – 2.9%
Republic of Panama, 5.20%,
1/30/20	875,000	1,032,500

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Panama, continued
Republic of Panama, 7.13%,
1/29/26	100,000	135,500
		1,168,000
Paraguay – 0.5%
Republic of Paraguay, 4.63%,
1/25/23 (a)	200,000	198,000
Peru – 1.0%
Republic of Peru, 8.75%,
11/21/33	110,000	182,875
Republic of Peru, 6.55%, 3/14/37	150,000	204,375
		387,250
Philippines – 2.7%
Republic of Philippines, 6.50%,
1/20/20	175,000	220,938
Republic of Philippines, 4.00%,
1/15/21	800,000	882,000
		1,102,938
Poland – 2.6%
Republic of Poland, 6.38%,
7/15/19	150,000	185,700
Republic of Poland, 5.13%,
4/21/21	465,000	539,400
Republic of Poland, 5.00%,
3/23/22	290,000	333,500
		1,058,600
Republic of Serbia – 0.6%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	232,500
Romania – 1.7%
Romania, Registered, 6.75%,
2/7/22, MTN	580,000	698,308
Russian Federation – 12.1%
Alfa Issuance Ltd., Series E,
8.00%, 3/18/15, MTN	100,000	108,220
Gazprom OAO, Registered,
8.13%, 7/31/14	300,000	324,480
Gazprom OAO, Registered,
9.25%, 4/23/19	125,000	162,969
RSHB Capital SA, 6.30%,
5/15/17	475,000	527,250
Russia Foreign Bond, Registered,
7.50%, 3/31/30	2,421,875	3,027,343
RZD Capital Ltd., Series E,
5.74%, 4/3/17, MTN	500,000	551,750
Sberbank, Registered, 5.18%,
6/28/19	200,000	216,568
		4,918,580
Slovak Republic – 1.1%
Slovak Republic, Registered,
4.38%, 5/21/22	400,000	427,200
South Africa – 2.7%
Republic of South Africa, 6.88%,
5/27/19	350,000	430,500
Republic of South Africa, 5.50%,
3/9/20	175,000	201,469
Republic of South Africa, 5.88%,
5/30/22	200,000	237,500
Republic of South Africa, 4.67%,
1/17/24	200,000	215,500
		1,084,969
Sri Lanka – 0.5%
Bank of Ceylon, Registered,
6.88%, 5/3/17 (b)	200,000	213,000
Turkey – 10.2%
Republic of Turkey, 7.00%,
3/11/19	250,000	306,250
Republic of Turkey, 5.63%,
3/30/21	1,875,000	2,184,225
Republic of Turkey, 5.13%,
3/25/22	850,000	958,375
Republic of Turkey, 6.25%,
9/26/22	300,000	366,000
Republic of Turkey, 7.38%,
2/5/25	100,000	131,600
Turkiye Is Bankasi AS, 3.88%,
11/7/17 (a)	200,000	205,250
		4,151,700
Ukraine – 1.7%
Ukraine Government, 6.88%,
9/23/15	475,000	478,563
Ukraine Government, 7.75%,
9/23/20	200,000	208,000
		686,563
Uruguay – 0.9%
Republic of Uruguay, PIK,
7.88%, 1/15/33	260,000	383,500
Venezuela – 10.2%
Bolivarian Republic of
Venezuela, 7.65%, 4/21/25	125,000	113,750
Bolivarian Republic of
Venezuela, 9.25%, 5/7/28	750,000	746,250
Petroleos de Venezuela SA,
8.50%, 11/2/17	1,315,000	1,288,700
Republic of Venezuela, 7.00%,
12/1/18	100,000	95,850
Republic of Venezuela, 7.75%,
10/13/19	1,600,000	1,546,400
Republic of Venezuela, 9.25%,
9/15/27	150,000	152,625
Republic of Venezuela,
Registered, 8.25%, 10/13/24	200,000	189,000
		4,132,575

TOTAL YANKEE DOLLARS
(COST $33,556,865)		37,137,431
U.S. Treasury Obligations – 5.4%
U.S. Treasury Bonds – 1.5%
2.93%, 8/15/42	660,000	607,819
U.S. Treasury Notes – 3.9%
1.83%, 8/15/22	320,000	311,325
1.63%, 11/15/22	1,295,000	1,253,722

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
U.S. Treasury Obligations, continued
		1,565,047

TOTAL U.S. TREASURY OBLIGATIONS
(COST $2,214,226)		2,172,866
Investment Company – 1.9%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	778,324	778,324

TOTAL INVESTMENT COMPANY
(COST $778,324)		778,324
TOTAL INVESTMENT SECURITIES
(COST $36,549,415) — 98.7%		40,088,621

Percentages indicated are based on net assets of $40,635,716.
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Illiquid security, representing 0.50% of net assets.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
MTN	Medium Term Note
PIK	Payment-in-Kind

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

The Fund invested, as percentage of net assets, in the following industries, as of January 31, 2013:

Percentage of
Net Assets
Industry	(%)
Sovereign Bonds	67.7
Oil, Gas & Consumable Fuels	10.0
Commercial Banks	7.0
U.S. Treasury Obligations	5.4
Diversified Financial Services	4.5
Investment Companies	1.9
Road & Rail	1.4
Diversified Telecommunication Services	0.5
Metals & Mining	0.3
Total Investments	98.7

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2013, the Fund’s open credit default swap agreements were as follows:

			Implied Credit
			Spread at					Unrealized
		Expiration	January 31, 2013	Notional	Fixed Rate		Upfront Premiums	Appreciation/
Underlying Instrument	Counterparty	Date	(%) (b)	Amount ($)(c)	(%)	Value ($)	Paid/(Received) ($)	(Depreciation) ($)
Federative Republic of Brazil	Barclays Bank PLC	09/20/16	1.02	550,000	1.00	3,038	(11,666)	14,704
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	0.39	500,000	1.00	10,359	(3,227)	13,586
Peoples Republic of China	JPMorgan Chase Bank N.A.	09/20/16	0.47	500,000	1.00	10,359	(4,641)	15,000
						23,756	(19,534)	43,290

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 64.1%†
Indonesia – 6.9%
Indonesia Government, Series
FR28, 10.00%, 7/15/17	9,100,000,000	1,126,112
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	1,187,948
		2,314,060
Malaysia – 4.8%
Malaysian Government, Series
0111, 4.16%, 7/15/21	780,000	261,959
Malaysian Government, Series
0112, 3.42%, 8/15/22	3,850,000	1,230,542
Malaysian Government, Series
0412, 4.13%, 4/15/32	340,000	112,537
		1,605,038
Mexico – 10.2%
Mexican Bonos Desarr, Series
M, 5.00%, 6/15/17 (a)	16,650,000	1,325,948
Mexican Bonos Desarr, Series
M, 6.50%, 6/9/22 (a)	11,700,000	1,019,350
Mexican Bonos Desarr, Series
M30, 8.50%, 11/18/38 (a)	8,500,000	875,677
Mexican Bonos Desarr, Series
M, 7.75%, 11/13/42 (a)	2,000,000	191,231
		3,412,206
Peru – 2.3%
Peru Bono Soberano, 9.91%,
5/5/15	515,000	234,642
Republic of Peru, Registered,
6.95%, 8/12/31	1,100,000	537,603
		772,245
Poland – 4.6%
Poland Government Bond, Series
1020, 5.25%, 10/25/20	150,000	53,703
Poland Government Bond, Series
1021, 5.75%, 10/25/21	840,000	310,551
Poland Government Bond, Series
0922, 5.75%, 9/23/22	660,000	245,959
Poland Government Bond, Series
0429, 5.75%, 4/25/29	2,350,000	911,735
		1,521,948
Russian Federation – 13.0%
Russia Foreign Bond, 7.85%,
3/10/18	120,000,000	4,348,928
South Africa – 3.8%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	4,000,000	491,987
Republic of South Africa, Series
R186, 10.50%, 12/21/26	2,050,000	291,840
Republic of South Africa, Series
R213, 7.00%, 2/28/31	2,400,000	245,827
Republic of South Africa, Series
R209, 6.25%, 3/31/36	2,500,000	223,630
		1,253,284
Thailand – 9.6%
Thailand Government Bond,
4.13%, 11/18/16	91,500,000	3,183,147
Turkey – 8.9%
Turkey Government Bond, Series
CPI, 3.00%, 1/6/21	240,000	184,485
Turkey Government Bond,
9.50%, 1/12/22 (a)	2,670,000	1,801,308
Turkey Government Bond, Series
CPI, 3.00%, 2/23/22	1,400,000	990,422
		2,976,215

TOTAL FOREIGN BONDS
(COST $20,857,757)		21,387,071
Yankee Dollars – 5.9%
Brazil – 0.7%
Banco Votorantim, 4.25%,
2/8/13, MTN	250,000	249,805
Kazakhstan – 2.2%
KazMunayGas National Co.,
Registered, Series 1, 8.38%,
7/2/13, MTN	725,000	740,587
Luxembourg – 0.8%
TNK-BP Finance SA, Series 5,
7.50%, 3/13/13, MTN	250,000	251,450
Russian Federation – 1.6%
AK Transneft OJSC, 7.70%,
8/7/13	225,000	231,244
Alfa Invest Ltd., 9.25%, 6/24/13, MTN	100,000	102,670
Sberbank, Series E, 6.48%,
5/15/13, MTN	200,000	202,720
		536,634
United Arab Emirates – 0.6%
The Abu Dhabi National Energy
Co. (TAQA), 6.60%, 8/1/13	200,000	204,800

TOTAL YANKEE DOLLARS
(COST $1,983,820)		1,983,276
Purchased Options – 0.1%‡

TOTAL PURCHASED OPTIONS
(COST $28,380)		38,055
Investment Company – 26.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (b)	8,900,359	8,900,359

TOTAL INVESTMENT COMPANY
(COST $8,900,359)		8,900,359
TOTAL INVESTMENT SECURITIES
(COST $31,770,316) — 96.8%		32,308,761

Percentages indicated are based on net assets of $33,362,488.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

The Fund invested, as percentage of net assets, in the following industries, as of January 31, 2013:

Percentage of
Industry	Net Assets (%)
Sovereign Bonds	64.0
Investment Companies	26.7
Oil, Gas & Consumable Fuels	3.7
Commercial Banks	1.4
Electric Utilities	0.6
Diversified Financial Services	0.3
Purchased Options	0.1
Total Investments	96.8

‡Purchased Currency Options

At January 31, 2013, the Fund’s open options contracts were as follows:

				Strike	Premium
			Expiration	Price	Received	Value
Contracts	Counterparty	Description	Date	($)	($)	($)
3,000,000	Standard Charter Bank	Brazilian Real Currency Option (USD/BRL)	4/26/13	2.00	28,380	38,055
38,055

At January 31, 2013, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Unrealized
		Delivery	Amount	Contract		Appreciation/
Short Contracts	Counterparty	Date	(Local Currency)	Value($)	Value($)	(Depreciation)($)
Brazilian Real	Standard Charter Bank	2/4/13	6,793,605	3,326,122	3,411,178	(85,056)
Brazilian Real	Barclays Bank PLC	3/4/13	674,850	330,000	337,910	(7,910)
Brazilian Real	Standard Charter Bank	3/4/13	1,223,400	600,000	612,579	(12,579)
Brazilian Real	Standard Charter Bank	3/4/13	498,375	250,000	249,545	455
Chilean Peso	Standard Charter Bank	4/15/13	451,264,500	944,661	948,410	(3,749)
Chinese Yuan	Standard Charter Bank	3/18/13	10,545,215	1,670,000	1,692,566	(22,566)
Colombian Peso	JPMorgan Chase Bank N.A.	4/15/13	1,244,600,000	700,000	697,097	2,903
Czech Koruna	Barclays Bank PLC	3/11/13	10,885,591	574,837	576,514	(1,677)
Euro	Standard Charter Bank	4/15/13	43,173	56,365	58,634	(2,269)
Hong Kong Dollar	Standard Charter Bank	3/28/13	12,709,180	1,640,000	1,639,148	852
Indonesian Rupiah	Standard Charter Bank	2/20/13	505,180,000	52,000	51,817	183
Indonesian Rupiah	Standard Charter Bank	2/20/13	8,575,590,000	870,000	879,615	(9,615)
Indonesian Rupiah	Barclays Bank PLC	2/20/13	992,000,000	100,000	101,751	(1,751)
Indonesian Rupiah	Standard Charter Bank	2/20/13	322,000,000	32,807	33,028	(221)
Israeli New Shekel	Standard Charter Bank	3/11/13	425,480	110,000	114,626	(4,626)
Israeli New Shekel	JPMorgan Chase Bank N.A.	3/11/13	971,664	259,811	261,769	(1,958)
Indian Rupee	Barclays Bank PLC	2/22/13	64,643,140	1,165,476	1,210,678	(45,202)
Indian Rupee	Standard Charter Bank	2/22/13	34,425,600	640,000	644,744	(4,744)
Indian Rupee	Barclays Bank PLC	2/22/13	129,300	2,421	2,422	(1)
Korean Won	Standard Charter Bank	5/22/13	710,556,000	660,000	651,202	8,798
Mexican Peso	Standard Charter Bank	3/4/13	25,966,091	1,991,860	2,036,373	(44,513)
Mexican Peso	Barclays Bank PLC	3/4/13	5,173,699	395,000	405,744	(10,744)
Malaysian Ringgit	Standard Charter Bank	2/20/13	192,142	62,168	61,801	367
Malaysian Ringgit	Standard Charter Bank	2/20/13	2,884,672	940,000	927,827	12,173
Malaysian Ringgit	Standard Charter Bank	2/20/13	3,850,506	1,248,138	1,238,478	9,660
Peruvian Nuevo Sol	Standard Charter Bank	4/8/13	286,336	112,135	111,072	1,063
Philippine Peso	Barclays Bank PLC	2/22/13	18,454,500	450,000	453,844	(3,844)
Philippine Peso	Standard Charter Bank	2/22/13	27,574,000	680,000	678,116	1,884
Philippine Peso	Standard Charter Bank	2/22/13	8,118,880	199,628	199,664	(36)
Romanian Leu	Standard Charter Bank	3/18/13	833,157	246,678	256,702	(10,024)
Russian Ruble	Standard Charter Bank	4/11/13	29,492,410	962,232	972,144	(9,912)
Singapore Dollar	Standard Charter Bank	4/17/13	802,891	655,352	648,883	6,469
Thai Baht	Standard Charter Bank	6/14/13	48,528,700	1,570,000	1,615,504	(45,504)
Turkish Lira	Standard Charter Bank	2/4/13	1,912,045	1,060,892	1,086,894	(26,002)
Turkish Lira	JPMorgan Chase Bank N.A.	4/4/13	380,027	210,919	214,509	(3,590)
Turkish Lira	JPMorgan Chase Bank N.A.	4/4/13	1,728,866	960,561	975,870	(15,309)
Taiwan Dollar	Standard Charter Bank	2/20/13	29,723,100	1,028,837	1,006,914	21,923
Taiwan Dollar	Standard Charter Bank	2/20/13	19,652,000	665,042	665,741	(699)
South African Rand	Barclays Bank PLC	3/11/13	858,136	100,000	95,560	4,440
				27,523,942	27,826,873	(302,931)

			Contract			Unrealized
		Delivery	Amount	Contract		Appreciation/
Long Contracts	Counterparty	Date	(Local Currency)	Value($)	Value($)	(Depreciation)($)
Brazilian Real	JPMorgan Chase Bank N.A.	2/4/13	4,910,730	2,346,039	2,465,756	119,717
Brazilian Real	Barclays Bank PLC	2/4/13	1,544,625	750,000	775,581	25,581
Brazilian Real	Standard Charter Bank	2/4/13	338,250	165,000	169,841	4,841
Brazilian Real	Standard Charter Bank	3/4/13	6,793,605	3,314,116	3,401,682	87,566
Chinese Yuan	Standard Charter Bank	3/18/13	14,493,400	2,305,296	2,326,271	20,975
Colombian Peso	Standard Charter Bank	4/15/13	2,300,483,345	1,292,225	1,288,494	(3,731)
Czech Koruna	JPMorgan Chase Bank N.A.	3/11/13	10,885,591	561,535	576,514	14,979
Hong Kong Dollar	Standard Charter Bank	3/28/13	12,687,545	1,637,631	1,636,358	(1,273)
Hungarian Forint	Standard Charter Bank	4/3/13	186,796,338	840,967	861,635	20,668
Indonesian Rupiah	Standard Charter Bank	2/20/13	554,770,000	57,169	56,904	(265)
Indonesian Rupiah	Standard Charter Bank	2/20/13	9,840,000,000	1,000,000	1,009,308	9,308
Indonesian Rupiah	Standard Charter Bank	5/30/13	322,000,000	32,394	32,647	253
Israeli New Shekel	JPMorgan Chase Bank N.A.	3/11/13	1,397,144	348,441	376,395	27,954
Indian Rupee	Standard Charter Bank	2/22/13	64,643,140	1,183,724	1,210,678	26,954
Indian Rupee	Standard Charter Bank	2/22/13	16,461,000	300,000	308,292	8,292
Indian Rupee	Barclays Bank PLC	2/22/13	18,093,900	330,000	338,874	8,874
Mexican Peso	JPMorgan Chase Bank N.A.	3/4/13	23,661,061	1,846,314	1,855,603	9,289
Mexican Peso	Standard Charter Bank	3/4/13	1,190,000	93,579	93,325	(254)
Mexican Peso	JPMorgan Chase Bank N.A.	3/4/13	5,982,000	470,501	469,134	(1,367)
Malaysian Ringgit	Standard Charter Bank	2/20/13	2,641,920	860,000	849,748	(10,252)
Malaysian Ringgit	Standard Charter Bank	2/20/13	4,285,400	1,400,000	1,378,357	(21,643)
Malaysian Ringgit	Standard Charter Bank	5/30/13	3,850,506	1,241,098	1,230,613	(10,485)
Malaysian Ringgit	Barclays Bank PLC	5/30/13	1,281,250	410,000	409,485	(515)
Philippine Peso	Standard Charter Bank	2/22/13	54,147,380	1,314,895	1,331,624	16,729
Philippine Peso	Standard Charter Bank	6/3/13	8,118,880	200,268	199,597	(671)
Polish Zloty	Barclays Bank PLC	3/11/13	699,476	217,431	225,588	8,157
Polish Zloty	Barclays Bank PLC	3/11/13	619,226	200,000	199,707	(293)
Polish Zloty	Standard Charter Bank	3/11/13	4,309,039	1,370,080	1,389,712	19,632
Romanian Leu	JPMorgan Chase Bank N.A.	3/18/13	833,157	240,971	256,702	15,731
Russian Ruble	Barclays Bank PLC	4/11/13	10,112,850	330,000	333,345	3,345
Singapore Dollar	Barclays Bank PLC	4/17/13	797,254	650,000	644,327	(5,673)
Thai Baht	Standard Charter Bank	6/14/13	11,248,263	363,904	374,451	10,547
Thai Baht	Standard Charter Bank	6/14/13	10,797,500	350,000	359,445	9,445
Turkish Lira	Standard Charter Bank	2/4/13	183,180	101,098	104,128	3,030
Turkish Lira	Standard Charter Bank	4/4/13	1,572,080	873,091	887,371	14,280
Turkish Lira	JPMorgan Chase Bank N.A.	2/4/13	1,728,866	967,685	982,766	15,081
Turkish Lira	Barclays Bank PLC	4/4/13	2,515,017	1,409,214	1,419,618	10,404
Taiwan Dollar	Standard Charter Bank	2/20/13	29,723,100	1,022,466	1,006,914	(15,552)
Taiwan Dollar	Barclays Bank PLC	2/20/13	19,652,000	680,000	665,741	(14,259)
Taiwan Dollar	Standard Charter Bank	6/3/13	19,652,000	668,094	666,259	(1,835)
South African Rand	Standard Charter Bank	3/12/13	1,036,829	118,141	115,443	(2,698)
South African Rand	Standard Charter Bank	3/11/13	745,110	85,000	82,974	(2,026)
South African Rand	JPMorgan Chase Bank N.A.	3/4/13	17,168,311	1,891,895	1,913,692	21,797
South African Rand	Barclays Bank PLC	3/4/13	2,715,060	300,000	302,638	2,638
				36,140,262	36,583,537	443,275

Interest Rate Swap Agreements

At January 31, 2013, the Fund’s open interest rate swap agreements were as follows:

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Pay	1-Year BRL CDI	10.44	1/2/14	JPMorgan Chase Bank N.A.	2,200,000	BRL	1,105,083	48,827	48,827
Pay	1-Year BRL CDI	10.02	1/4/21	Barclays Bank PLC	2,400,000	BRL	1,205,546	38,307	38,307
Pay	1-Month MXN-TIIE-Banxico	6.69	12/23/21	Barclays Bank PLC	6,250,000	MXN	491,623	40,804	40,804
Receive	1-Year BRL CDI	7.68	1/2/15	Barclays Bank PLC	9,400,000	BRL	4,721,720	(16,420)	(16,420)
Pay	1-Year ZAR CDI	5.98	1/24/18	Barclays Bank PLC	20,000,000	ZAR	2,238,413	452	452
Pay	1-Year MYR CDI	3.52	1/25/18	Standard Charter Bank	2,200,000	MYR	708,535	(1,575)	(1,575)
								110,395	110,395

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Shares	Value ($)
Common Stocks – 86.3%
Argentina – 1.0%
Telecom Argentina SA ADR	12,431	197,280
Australia – 0.5%
Centamin plc *	101,197	90,750
Bangladesh – 0.8%
Prime Bank Ltd.	322,800	150,320
Cambodia – 1.7%
NagaCorp Ltd.	418,000	329,325
Colombia – 4.0%
Banco Davivienda SA *	21,300	289,630
Ecopetrol SA	156,467	493,556
		783,186
Croatia – 1.0%
Hrvatski Telekom dd	4,881	188,654
Egypt – 2.1%
Commercial International Bank	32,939	173,745
Orascom Telecom Holding SAE *	291,200	191,676
Six of October Development &
Investment Co. *	14,500	44,396
		409,817
Estonia – 1.0%
Tallink Group Ltd. *	165,661	207,360
Georgia – 1.5%
Bank of Georgia Holdings plc	15,277	303,553
Kazakhstan – 3.5%
KazMunaiGas Exploration
Production GDR (a)	38,364	686,332
Kenya – 2.7%
Kenya Commercial Bank Ltd.	764,700	292,437
Safaricom Ltd.	3,954,800	246,046
		538,483
Kuwait – 4.7%
Kuwait Projects Co. (Holding) KSC	177,500	255,918
Mabanee Co. SAKC	55,500	241,047
Mobile Telecommunications Co.	72,500	214,222
National Bank of Kuwait	64,500	225,027
		936,214
Lebanon – 1.1%
Banque Audi SAL - Audi
Saradar Group	12,000	79,200
Solidere, Class B	198	2,558
Solidere, Class A	9,919	127,459
		209,217
Nigeria – 13.5%
Dangote Cement plc	230,819	205,548
Diamond Bank plc *	3,635,571	158,290
FBN Holdings plc *	3,976,475	459,661
Guaranty Trust Bank plc	3,195,651	499,791
Guinness Nigeria plc	81,689	152,355
Nestle Foods Nigeria plc	47,200	252,374
Nigerian Breweries plc	482,142	493,497
Zenith Bank plc	3,411,927	445,223
		2,666,739
Oman – 3.1%
Bank Muscat SAOG	294,643	470,664
Renaissance Services SAOG *	108,700	140,886
		611,550
Pakistan – 6.4%
MCB Bank Ltd.	133,750	291,394
Pakistan Petroleum Ltd.	152,575	279,627
The Hub Power Co. Ltd.	799,692	396,981
United Bank Ltd.	310,600	287,896
		1,255,898
Panama – 1.3%
Copa Holdings SA, Class A	2,428	266,109
Peru – 3.6%
Cia de Minas Buenaventura SA ADR	5,164	152,803
Credicorp Ltd.	3,500	548,555
		701,358
Philippines – 4.0%
Metropolitan Bank & Trust Co.	37,630	97,522
Security Bank Corp.	67,900	289,998
SM Investments Corp.	16,970	397,232
		784,752
Qatar – 10.7%
Gulf International Services QSC	16,100	141,981
Industries Qatar QSC	7,606	353,763
Qatar Electricity & Water Co.	5,878	229,952
Qatar Insurance Co.	5,650	107,878
Qatar Islamic Bank	4,696	95,339
Qatar National Bank	13,913	498,422
Qatar Telecom (QTEL) QSC	16,700	513,846
The Commercial Bank of Qatar QSC	7,568	162,379
		2,103,560
Romania – 1.0%
SIF 5 Oltenia Craiova P-Note	435,000	200,890
Slovenia – 2.0%
KrKa dd Novo Mesto	5,475	398,998
Sri Lanka – 1.3%
John Keells Holdings plc	146,390	266,680
Ukraine – 0.8%
EastCoal, Inc. *	446,955	86,825
EastCoal, Inc. *	360,500	68,694
		155,519
United Arab Emirates – 13.0%
DP World Ltd.	11,111	145,776
Dragon Oil plc	27,578	248,403
Emaar Properties PJSC	614,920	815,340
First Gulf Bank PJSC	177,906	620,000
National Bank of Abu Dhabi	136,691	407,516
NMC Health plc *	69,182	274,271

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks, continued
United Arab Emirates, continued
Union National Bank PJSC	48,184	49,195
		2,560,501

TOTAL COMMON STOCKS
(COST $13,963,618)		17,003,045
Preferred Stock – 2.9%
Colombia – 2.9%
Bancolombia SA, Preferred
Shares	32,300	563,286

TOTAL PREFERRED STOCK
(COST $513,117)		563,286
Convertible Corporate Bond – 0.2%
Oman – 0.2%
Renaissance Services SAO,
3.75%, 7/25/17	$ 142,800	38,945

TOTAL CONVERTIBLE CORPORATE BOND
(COST $44,837)		38,945
Warrant – 0.0%
Ukraine – 0.0%
EastCoal, Inc.*(b)	360,500	—

TOTAL WARRANT
(COST $—)		—
Participatory Notes – 8.6%
Saudi Arabia – 4.8%
Etihad Etisalat Co., 9/27/16,
(Deutsche Bank AG)*	14,876	297,520
Samba Financial Group, 9/27/16,
(Deutsche Bank AG)*	15,300	184,824
United Electronics Co., 2/13/15,
(Citigroup Global Markets
Holding, Inc.)*	7,657	218,684
Yanbu National Petrochemicals
Co., 9/27/16, (Deutsche Bank AG)*	18,260	251,988
		953,016
United Arab Emirates – 1.0%
Abu Dhabi Commercial Bank,
4/22/13, (Citigroup Global
Markets Holding, Inc.)	110,000	105,930
Union National Bank of Abu
Dhabi, 9/27/13, (Citigroup
Global Markets Holding, Inc.)	92,500	94,258
		200,188
Vietnam – 2.8%
PetroVietnam Drilling & Well
Services JSC, 9/6/16,
(JPMorgan Chase)	104,599	229,072
Vietnam Dairy Products JSC,
1/20/15, (Citigroup Global
Markets Holding, Inc.)*	67,050	323,918
		552,990
TOTAL PARTICIPATORY NOTES
(COST $1,504,677)		1,706,194
Investment Company – 4.0%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	790,998	790,998

TOTAL INVESTMENT COMPANY
(COST $790,998)		790,998
TOTAL INVESTMENT SECURITIES
(COST $16,817,247) — 102.0%		20,102,468

Percentages indicated are based on net assets of $19,709,869.
*	Represents non-income producing security.
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2013. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

The Fund invested, as a percentage of net assets, in the following industries, as of January 31, 2013:

Percent of Net
Industry	Assets(%)
Commercial Banks	42.1
Oil, Gas & Consumable Fuels	12.8
Diversified Financial Services	4.2
Diversified Telecommunication Services	4.1
Investment Companies	4.0
Real Estate Management & Development	3.7
Industrial Conglomerates	3.6
Beverages	3.3
Energy Equipment & Services	3.1
Food Products	2.9
Hotels, Restaurants & Leisure	2.6
Wireless Telecommunication Services	2.1
Independent Power Producers & Energy Traders	2.0
Pharmaceuticals	2.0
Metals & Mining	1.6
Airlines	1.4
Health Care Providers & Services	1.4
Marine	1.4
Multi-Utilities	1.2
Capital Markets	1.0
Construction Materials	1.0
Insurance	0.5
Total Investments	102.0

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Corporate Bond – 0.2%
United States – 0.2%
Reliance Holdings USA, Inc.,
Registered, 5.40%, 2/14/22	850,000	943,136

TOTAL CORPORATE BOND
(COST $873,878)		943,136
Foreign Bonds – 14.4%†
Mexico – 6.0%
Mexican Bonos Desarr, Series
M, 6.50%, 6/10/21 (a)	1,000,000	86,395
Mexican Bonos Desarr, Series
M30, 10.00%, 11/20/36 (a)	711,800	83,204
Mexican Cetes, Series BI, 0.00%,
2/21/13 (b)	1,700,000,000	13,339,243
Mexican Cetes, Series BI, 0.00%,
3/7/13 (b)	1,600,000,000	12,533,942
		26,042,784
Turkey – 8.4%
Turkey Government Bond,
5.65%, 2/20/13 (c)(d)	39,500,000	22,396,212
Turkey Government Bond,
5.85%, 5/15/13 (c)(d)	25,000,000	13,998,948
		36,395,160

TOTAL FOREIGN BONDS
(COST $61,451,335)		62,437,944
Yankee Dollars – 34.8%
Brazil – 6.0%
Banco do Brasil SA, Registered,
5.38%, 1/15/21	1,800,000	1,890,000
Banco do Brasil SA, Registered,
5.88%, 1/26/22	200,000	214,500
Banco do Estado do Rio Grande
do Sul SA, Registered, 7.38%,
2/2/22	1,900,000	2,090,000
Banco Santander Brasil SA,
Registered, 4.63%, 2/13/17	500,000	528,750
Banco Santander Brasil SA,
Registered, 4.63%, 2/13/17	300,000	317,250
Banco Votorantim, Registered,
5.25%, 2/11/16, MTN	200,000	213,000
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	2,160,000	2,489,400
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	2,775,000	2,991,450
Oi SA, Registered, 5.75%,
2/10/22	2,100,000	2,205,000
Petrobras International Finance
Co., 7.88%, 3/15/19	2,400,000	2,956,418
Petrobras International Finance
Co., 5.75%, 1/20/20	4,500,000	5,027,670
Vale Overseas Ltd., 4.38%,
1/11/22	2,615,000	2,700,898
Voto-Votorantim Ltd.,
Registered, 6.75%, 4/5/21	1,700,000	2,014,500
Votorantim Cimentos SA,
Registered, 7.25%, 4/5/41	200,000	228,000
		25,866,836
Chile – 1.2%
Codelco, Inc., Registered, 7.50%,
1/15/19	1,300,000	1,653,492
CorpBanca SA, 3.13%, 1/15/18	2,400,000	2,387,237
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	1,100,000	1,157,914
		5,198,643
China – 0.3%
CITIC Resources Holdings Ltd.,
Registered, 6.75%, 5/15/14	1,400,000	1,459,500
Colombia – 2.1%
Bancolombia SA, 6.13%, 7/26/20	2,050,000	2,270,375
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	5,410,000	5,842,800
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	800,000	814,000
		8,927,175
Costa Rica – 0.3%
Republic of Costa Rica, 4.25%,
1/26/23 (e)	1,200,000	1,230,000
Croatia – 1.5%
Croatia, Registered, 6.25%,
4/27/17	400,000	440,000
Croatia, Registered, 6.75%,
11/5/19	2,640,000	3,028,080
Croatia, Registered, 6.63%,
7/14/20	400,000	458,000
Croatia, Registered, 6.38%,
3/24/21	2,260,000	2,553,800
		6,479,880
Dominican Republic – 0.2%
Dominican Republic, 7.50%,
5/6/21	600,000	684,000
Gabon – 0.8%
Gabonese Republic, Registered,
8.20%, 12/12/17	2,925,000	3,546,563
Indonesia – 3.1%
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	2,300,000	2,466,750
Republic of Indonesia,
Registered, 7.25%, 4/20/15	1,580,000	1,757,750
Republic of Indonesia,
Registered, 7.50%, 1/15/16	2,320,000	2,676,700
Republic of Indonesia,
Registered, 5.88%, 3/13/20	2,990,000	3,558,100
Republic of Indonesia,
Registered, 4.88%, 5/5/21	1,300,000	1,469,000
Republic of Indonesia,
Registered, 3.75%, 4/25/22	1,400,000	1,466,500
		13,394,800
Kazakhstan – 1.1%
Development Bank of
Kazakhstan, 4.13%, 12/10/22	1,750,000	1,789,375
KazMunayGas National Co.,
Registered, Series 1, 8.38%,
7/2/13, MTN	3,000,000	3,064,500
		4,853,875
Luxembourg – 0.2%
TNK-BP Finance SA, Series 5,
7.50%, 3/13/13, MTN	500,000	502,900

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Luxembourg, continued
VTB Bank OJSC (VTB Capital
SA), Registered, 6.00%,
4/12/17	200,000	214,000
		716,900
Mexico – 1.2%
Banco Santander SA, 4.13%,
11/9/22	1,100,000	1,111,000
BBVA Bancomer SA Texas,
Registered, 6.50%, 3/10/21	300,000	343,500
BBVA Bancomer SA Texas,
Registered, 6.75%, 9/30/22	1,000,000	1,165,000
Mexichem SAB de CV,
Registered, 4.88%, 9/19/22	250,000	263,437
Petroleos Mexicanos, 4.88%,
3/15/15	2,000,000	2,140,000
		5,022,937
Namibia – 0.9%
Namibia International Bond,
Registered, 5.50%, 11/3/21	3,400,000	3,791,000
Peru – 0.8%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	780,000	869,700
Continental Senior Trust,
Registered, 5.75%, 1/18/17	2,150,000	2,381,125
Corp. Financiera de Desarrollo
SA, Registered, 4.75%, 2/8/22	200,000	219,500
		3,470,325
Poland – 0.8%
Republic of Poland, 5.13%,
4/21/21	3,160,000	3,665,600
Russian Federation – 5.8%
AK Transneft OAO, Registered,
5.67%, 3/5/14	400,000	417,400
Alfa Bank OJSC, Registered,
7.88%, 9/25/17	1,200,000	1,359,000
Alfa Bank OJSC, Registered,
7.75%, 4/28/21	500,000	576,500
Gazprom OAO, Registered,
8.13%, 7/31/14	2,200,000	2,379,520
Gazprom OAO, Registered,
9.25%, 4/23/19	2,050,000	2,672,688
Gazprom OAO, Registered,
6.51%, 3/7/22, MTN	3,100,000	3,611,500
Russia Foreign Bond, Registered,
7.50%, 3/31/30	2,538,125	3,172,656
RZD Capital Ltd., Registered,
5.70%, 4/5/22	300,000	339,375
Sberbank of Russia (SB Capital
SA), 5.72%, 6/16/21	1,500,000	1,670,190
Sberbank of Russia (SB Capital
SA), Registered, 4.95%, 2/7/17	5,600,000	5,999,000
Sibur Securities Ltd., 3.91%,
1/31/18 (e)	3,100,000	3,084,996
		25,282,825
Slovak Republic – 2.3%
Slovak Republic, Registered,
4.38%, 5/21/22	9,400,000	10,039,200
South Africa – 2.1%
Republic of South Africa, 6.88%,
5/27/19	6,100,000	7,503,000
Republic of South Africa, 5.50%,
3/9/20	1,300,000	1,496,625
		8,999,625
Turkey – 3.5%
Republic of Turkey, 7.25%,
3/15/15	5,400,000	6,004,800
Republic of Turkey, 7.50%,
11/7/19	100,000	127,000
Republic of Turkey, 5.13%,
3/25/22	2,200,000	2,480,500
Republic of Turkey, 6.25%,
9/26/22	1,250,000	1,525,000
Turkiye Halk Bankasi AS,
3.88%, 2/5/20 (e)	2,500,000	2,456,375
Turkiye Is Bankasi AS, 3.88%,
11/7/17	1,000,000	1,026,250
Turkiye Vakiflar Bankasi TAO,
6.00%, 11/1/22 (e)	1,400,000	1,452,500
		15,072,425
United Kingdom – 0.3%
Vedanta Resources plc,
Registered, 6.75%, 6/7/16	1,400,000	1,465,800
Uruguay – 0.2%
Republica Oriental del Uruguay,
6.88%, 9/28/25	700,000	931,000
Venezuela – 0.1%
Republic of Venezuela, 7.75%,
10/13/19	500,000	483,250

TOTAL YANKEE DOLLARS
(COST $148,552,027)		150,582,159
U.S. Treasury Obligations – 9.7%
U.S. Treasury Bills – 9.7%
0.06%, 2/7/13(d)(c)	7,000,000	6,999,972
0.07%, 2/14/13(d)(c)	35,000,000	34,999,825

TOTAL U.S. TREASURY OBLIGATIONS
(COST $41,999,016)		41,999,797
Investment Company – 40.5%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (f)	175,065,392	175,065,392

TOTAL INVESTMENT COMPANY
(COST $175,065,392)		175,065,392
TOTAL INVESTMENT SECURITIES
(COST $427,941,648) — 99.6%		431,028,428

Percentages indicated are based on net assets of $432,627,338.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Zero-Coupon Security.
(c)	Rate presented represents the effective yield at time of purchase.
(d)	Discount note. Rate presented represents the effective yield at time of purchase.
(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(f)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
LIBOR	Represents the London InterBank Offered Rate
MTN	Medium Term Note

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

The Fund invested, as percentage of net assets, in the following industries, as of January 31, 2013:

Percentage of
Net Assets
Industry	(%)
Investment Companies	40.5
Sovereign Bonds	29.3
U.S. Treasury Obligations	9.7
Commercial Banks	6.4
Diversified Financial Services	5.2
Oil, Gas & Consumable Fuels	4.7
Electric Utilities	1.3
Metals & Mining	1.3
Diversified Telecommunication Services	0.5
Energy Equipment & Services	0.3
Finance	0.2
Chemicals	0.1
Road & Rail	0.1
Total Investments	99.6

Futures Contracts

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note March Future	Short	3/19/13	140	$18,379,375	$299,688
				$18,379,375	$299,688

Forward Foreign Currency Exchange Contracts

At January 31, 2013, $910,000 of cash was segregated for forward foreign currency exchange contracts and swap agreements. At January 31, 2013, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Short Contracts	Counterparty	Date	Currency)	($)	($)	($)
Brazilian Real	Barclays Bank PLC	3/4/13	21,412,650	10,500,000	10,721,703	(221,703)
European Euro	Standard Charter Bank	4/15/13	14,345,065	18,728,487	19,482,408	(753,921)
Korean Won	Standard Charter Bank	5/22/13	11,169,725,000	10,375,000	10,236,696	138,304
Mexican Peso	JPMorgan Chase Bank N.A.	2/21/13	170,000,000	12,595,391	13,346,073	(750,682)
Mexican Peso	JPMorgan Chase Bank N.A.	3/4/13	182,379,907	14,231,419	14,303,021	(71,602)
Mexican Peso	Barclays Bank PLC	3/4/13	51,298,000	4,000,000	4,023,011	(23,011)
Mexican Peso	Barclays Bank PLC	3/4/13	12,792,351	1,000,000	1,003,232	(3,232)
Mexican Peso	Standard Charter Bank	3/4/13	6,207,795	476,328	486,842	(10,514)
Mexican Peso	Standard Charter Bank	3/7/13	160,000,000	12,581,485	12,543,986	37,499
Turkish Lira	Barclays Bank PLC	2/4/13	19,666,200	10,916,418	11,179,166	(262,748)
Turkish Lira	JPMorgan Chase Bank N.A.	2/4/13	962,800	538,900	547,299	(8,399)
Turkish Lira	Standard Charter Bank	2/20/13	20,000,000	11,119,760	11,348,662	(228,902)
Turkish Lira	Standard Charter Bank	2/20/13	16,000,000	8,857,886	9,078,930	(221,044)
Turkish Lira	JPMorgan Chase Bank N.A.	2/20/13	3,500,000	1,937,341	1,986,016	(48,675)
Turkish Lira	Standard Charter Bank	5/15/13	25,000,000	13,805,290	14,041,032	(235,742)
				131,663,705	134,328,077	(2,664,372)

			Contract			Unrealized
			Amount	Contract		Appreciation/
		Delivery	(Local	Value	Value	(Depreciation)
Long Contracts	Counterparty	Date	Currency)	($)	($)	($)
Chinese Yuan	Standard Charter Bank	3/18/13	19,499,000	3,100,000	3,129,698	29,698
Chinese Yuan	Standard Charter Bank	3/18/13	98,558,470	15,676,550	15,819,182	142,632
Turkish Lira	Standard Charter Bank	2/4/13	629,000	347,149	357,552	10,403
Turkish Lira	Standard Charter Bank	2/4/13	20,000,000	11,145,165	11,368,913	223,748
Turkish Lira	Standard Charter Bank	4/4/13	76,710	42,602	43,299	697
Turkish Lira	JPMorgan Chase Bank N.A.	4/4/13	962,800	534,933	543,459	8,526
				30,846,399	31,262,103	415,704

Interest Rate Swap Agreements

At January 31, 2013, the Fund’s open interest rate swap agreements were as follows:

									Unrealized
Pay/Receive		Fixed			Notional		Notional		Appreciation/
Floating		Rate	Expiration		Amount		Amount	Value	(Depreciation)
Rate	Floating Rate Index	(%)	Date	Counterparty	(Local)		($)	($)	($)
Pay	3-Month LIBOR BBA	1.96%	5/17/22	Standard Charter Bank	1,200,000	USD	1,200,000	(1,658)	(1,658)
Pay	3-Month LIBOR BBA	1.77%	8/10/22	Barclays Capital Group	13,000,000	USD	13,000,000	249,173	249,173
								247,515	247,515

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2013, the Fund’s open credit default swap agreements were as follows:

			Implied				Upfront	Unrealized
			Credit Spread				Premiums	Appreciation/
		Expiration	at January 31,	Notional	Fixed Rate		Paid/(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2013 (%) (b)	Amount ($)(c)	(%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	09/20/17	1.10	3,000,000	1.00	(5,808)	(74,684)	68,877
Federative Republic of Brazil	JPMorgan Chase Bank N.A.	09/20/17	1.10	3,000,000	1.00	(5,808)	(74,684)	68,877
Republic of Peru	JPMorgan Chase Bank N.A.	06/20/17	0.85	100,000	1.00	886	(3,224)	4,110
Republic of South Africa	Barclays Bank PLC	12/20/17	1.70	3,500,000	1.00	(102,714)	(88,148)	(14,566)
Republic of South Africa	JPMorgan Chase Bank N.A.	12/20/17	1.70	3,500,000	1.00	(102,714)	(99,898)	(2,816)
						(216,156)	(340,638)	124,482

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2013, the Fund’s open credit default swap agreements were as follows:

			Implied				Upfront	Unrealized
			Credit Spread				Premiums	Appreciation/
		Expiration	at January 31,	Notional	Fixed Rate		Paid/(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2013 (%) (b)	Amount ($)(c)	(%)	Value ($)	($)	($)
Republic of Korea	JPMorgan Chase Bank N.A.	09/20/17	0.66	5,000,000	1.00	(83,513)	12,067	(95,580)
Republic of Korea	JPMorgan Chase Bank N.A.	09/20/17	0.61	100,000	1.00	(1,670)	1,211	(2,881)
Republic of the Philippines	JPMorgan Chase Bank N.A.	09/20/17	0.98	1,700,000	1.00	(4,427)	38,756	(43,183)
Republic of Turkey	Barclays Bank PLC	12/20/17	1.32	3,500,000	1.00	40,419	93,237	(52,818)
Republic of Turkey	JPMorgan Chase Bank N.A.	12/20/17	1.32	3,500,000	1.00	40,419	89,748	(49,329)
State of Qatar	Barclays Bank PLC	09/20/17	0.67	6,250,000	1.00	(115,732)	74,259	(189,991)
						(124,504)	309,278	(433,782)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited)

	Principal
	Amount ($)	Value ($)
Foreign Bonds – 81.8%†
Australia – 2.5%
Australia & New Zealand
Banking Group Ltd., Series E,
2.90%, 8/14/15, MTN (a)	2,000,000	322,784
China – 33.2%
Baosteel Group Corp. Ltd.,
Registered, 4.15%, 3/1/17 (a)	2,000,000	332,063
Beijing Enterprises Water Group
Ltd., 3.75%, 6/30/14 (a)	3,000,000	484,201
Big Will Investments Ltd.,
Registered, 7.00%, 4/29/14 (a)	2,000,000	328,469
Bitronic Ltd., 4.00%, 12/12/15 (a)	3,000,000	488,229
China Guangdong Nuclear
Power Holding Co. Ltd.,
Registered, 3.75%, 11/1/15 (a)	2,000,000	323,876
China Shanshui Cement Group
Ltd., 6.50%, 7/22/14 (a)	2,000,000	328,765
Huaneng Power International,
Inc., 3.85%, 2/5/16	1,000,000	161,236
Intime Department Store (Group)
Co. Ltd., Registered, 4.65%,
7/21/14 (a)	2,000,000	319,331
Melco Crown Entertainment
Ltd., 3.75%, 5/9/13 (a)	3,000,000	482,892
New World China Land Ltd.,
8.50%, 4/11/15 (a)	2,000,000	346,262
Right Century Ltd., 1.85%,
6/3/14 (a)	2,000,000	315,497
The Export-Import Bank of
China, 2.70%, 4/7/14 (a)	2,000,000	322,004
		4,232,825
France – 3.9%
Veolia Environnement SA,
Series E, 4.50%, 6/28/17,
MTN (a)	3,000,000	498,765
Germany – 1.3%
BSH Bosch und Siemens
Hausgerate GmbH, Registered,
3.80%, 7/24/17 (a)	1,000,000	164,915
Hong Kong – 25.6%
BECL Investment Holding Ltd.,
4.75%, 2/21/14 (a)	3,000,000	484,988
China Resources Power Holdings
Co. Ltd., Series A, 2.90%,
11/12/13 (a)	2,000,000	321,625
Eastern Air Overseas (Hong
Kong) Corp. Ltd., 4.00%,
8/8/14 (a)	2,000,000	323,086
Galaxy Entertainment Group
Ltd., 4.63%, 12/16/13 (a)	3,000,000	485,682
Gemdale International Holdings
Ltd., 9.15%, 7/26/15 (a)	2,000,000	350,852
Lafarge Shui On Cement Ltd.,
Registered, 9.00%, 11/14/14 (a)	2,000,000	347,052
Rainbow Days Ltd., Registered,
3.00%, 6/30/16 (a)	2,000,000	314,260
Silvery Castle Ltd., 2.75%,
7/14/14 (a)	2,000,000	317,554
Singamas Container Holdings
Ltd., Registered, 4.75%,
4/14/14 (a)	2,000,000	318,487
		3,263,586
Japan – 2.6%
Mitsui & Co. Ltd., Series E,
4.25%, 3/1/17, MTN (a)	2,000,000	331,918
Singapore – 2.5%
Global Logistic Properties Ltd.,
Registered, 3.38%, 5/11/16 (a)	2,000,000	321,873
South Korea – 5.1%
Shinhan Bank, Series G, 2.50%,
3/15/13, MTN (a)	2,000,000	321,665
The Korea Development Bank,
Series E, 2.75%, 11/14/13,
MTN (a)	2,000,000	322,078
		643,743
United States – 5.1%
Caterpillar Financial Services
Corp., Registered, 3.35%,
11/26/14	2,000,000	325,846
Yum! Brands, Inc., Registered,
2.38%, 9/29/14 (a)	2,000,000	318,886
		644,732

TOTAL FOREIGN BONDS
(COST $10,044,472)		10,425,141
Certificates of Deposit – 16.3%
China – 6.3%
Bank of Communications Co.
Ltd., 1.00%, 3/4/13 (a)(b)	1,000,000	160,716
China Construction Bank Corp.,
2.95%, 2/21/13 (a)	2,000,000	322,160
China Development Bank Corp.,
2.90%, 6/25/14 (a)	2,000,000	320,716
		803,592
Hong Kong – 3.8%
ICBC Asia Ltd., 1.05%, 5/13/13 (a)	3,000,000	480,516
Japan – 2.5%
Sumitomo Mitsui Banking Corp.,
1.10%, 4/22/14 (a)	2,000,000	314,198
Singapore – 3.7%
Oversea-Chinese Banking Corp.
Ltd., 1.10%, 3/28/14 (a)	3,000,000	472,050

TOTAL CERTIFICATES OF DEPOSIT
(COST $2,018,640)		2,070,356

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC RMB FIXED INCOME FUND

Schedule of Portfolio Investments - as of January 31, 2013 (Unaudited) (continued)

	Shares	Value ($)
Investment Company – 1.3%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.01% (c)	164,517	164,517

TOTAL INVESTMENT COMPANY
(COST $164,517)		164,517
TOTAL INVESTMENT SECURITIES
(COST $12,227,629) — 99.4%		12,660,014

Percentages indicated are based on net assets of $12,737,329.
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2013. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Investment in affiliate.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2013.
MTN	Medium Term Note

See notes to schedules of portfolio investments.	HSBC FAMILY OF FUNDS

The Fund invested, as percentage of net assets, in the following industries, as of January 31, 2013:

Percentage of
Net Assets
Industry	Value (%)
Commercial Banks	23.9
Real Estate Management & Development	11.8
Diversified Financial Services	10.2
Hotels, Restaurants & Leisure	10.1
Water Utilities	7.7
Electric Utilities	6.3
Construction Materials	5.3
Diversified Telecommunication Services	3.8
Energy Equipment & Services	2.6
Metals & Mining	2.6
Airlines	2.5
Diversified Consumer Services	2.5
Food Products	2.5
Industrial Conglomerates	2.5
Multiline Retail	2.5
Household Durables	1.3
Investment Companies	1.3
Total Investments	99.4

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2013

1. Organization:

     The HSBC Funds (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and is registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of January 31, 2013, the Trust is comprised of 17 separate operational funds, each a series of the HSBC Family of Funds, which also includes the HSBC Advisor Fund Trust and the HSBC Portfolios (the “Trusts’’). The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

HSBC New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund
HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Markets Funds”)

Aggressive Strategy Fund	Aggressive Strategy Fund
Balanced Strategy Fund	Balanced Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Total Return Fund	Total Return Fund
HSBC RMB Fixed Income Fund	RMB Fixed Income Fund
(Individually a “Emerging Markets Fund”, collectively the “Emerging Markets Funds”)

     The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

     The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also may receive investments from certain funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

     The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate Ownership
		Interest on
Feeder Fund	Respective Portfolio	January 31, 2013
Growth Fund	HSBC Growth Portfolio	89.2%
Opportunity Fund	HSBC Opportunity Portfolio	7.1%

The World Selection Funds, excluding the Income Strategy Fund, (“World Selection Feeder Funds”) also currently invest in the Portfolios as follows:

	Proportionate Ownership	Proportionate Ownership
	Interest in Growth Portfolio	Interest in Opportunity
World Selection Feeder Fund	on January 31, 2013	Portfolio on January 31, 2013
Aggressive Strategy Fund	2.3%	0.5%
Balanced Strategy Fund	4.7%	0.9%
Moderate Strategy Fund	2.9%	0.6%
Conservative Strategy Fund	0.9%	0.2%

     The Portfolios are part of the HSBC Family of Funds, and like each Feeder Fund and World Selection Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Feeder Funds.

     Each of the World Selection Funds is a diversified fund. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund may also purchase and hold Exchange Traded Notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset. The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

     Each of the Emerging Markets Funds is a non-diversified fund. The Emerging Markets Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Emerging Markets Debt Fund, Emerging Markets Local Debt Fund, Total Return Fund, and RMB Fixed Income Fund (“Debt Funds”) are authorized to issue three classes of shares: Class A Shares, Class I Shares, and Class S Shares. Class A Shares of the Debt Funds have a maximum sales charge of 4.75% as a percentage of the original purchase price. The Frontier Markets Fund is authorized to issue two classes of shares: Class A Shares and Class I Shares. Class A Shares of the Frontier Markets Fund has a maximum sales charge of 5.00% as a percentage of the original purchase price. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

     Under the Trust and Portfolios Trust’s organizational documents, the Trust’s and Portfolios Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolios Trust enter into contracts with service providers, which also provide for indemnifications by the Funds and Portfolios. The Funds’ and Portfolios’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds and the Portfolios. However, based on experience, the Trust and Portfolios Trust expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

     The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

     Investments of the Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

C. World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. The World Selection Feeder Funds record their investments in the Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the notes to those financial statements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds or portfolios in which the World Selection Funds are invested are described in their respective notes to financial statements.

Investment Transactions:

A. Feeder Funds and World Selection Feeder Funds

     The Feeder Funds and World Selection Feeder Funds record investments into the Portfolios on a trade date basis. The Feeder Funds and World Selection Feeder Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolios. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are accounted for on trade date. In addition, the Feeder Funds and World Selection Feeder Funds accrue their own expenses daily as incurred.

B. Portfolios, Money Market Funds and Emerging Markets Funds

     Investment transactions are accounted for not later than one business day after trade date. However, for financial reporting purposes, changes in holdings are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees (“Trustees”) of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. Restricted securities held as of January 31, 2013 are presented within Funds’ Schedules.

HSBC Emerging Markets Debt Fund

	Acquisition	Acquisition			Percentage of
Security	Date	Cost	Principal Amount	Value	Net Assets
Bank of Ceylon, Registered, 6.88%, 5/3/17(b)	4/26/12	$200,000	$200,000	$213,000	0.5%

Participation Notes and Participatory Notes:

     The Frontier Markets Fund may invest in participation notes or participatory notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

     The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counter-party default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Translation:

     The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

New Accounting Pronouncements:

     In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU No. 2011-11 will have no effect on the Funds’ net assets. At this time, management is evaluating any impact ASU No. 2011-11 may have on the Funds’ financial statements disclosures.

Derivative Instruments:

     All open derivative positions at period end are reflected on the Portfolio’s Schedule of Investments. The following is a description of the derivative instruments utilized by the Funds and Portfolios, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

     Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

     The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     As of January 31, 2013, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

     The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

     The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition to the foreign currency risk related to the use of these contracts, the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. In addition to the interest rate risk related to the use of these contracts, the Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

     As of January 31, 2013, the Emerging Markets Local Debt Fund and the Total Return Fund invested in options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Local Debt Fund and Total Return Fund entered into interest rate swaption agreements for hedging purposes.

     Each Portfolio and Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Portfolios and Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios and Emerging Markets Funds recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios and Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2013, the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

     The Emerging Markets Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

     The Emerging Markets Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as unrealized appreciation or depreciation on swap agreements and, when cash is exchanged, the gain or loss realized is recorded as realized gains or losses on swap agreements. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

     Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of January 31, 2013 for which a Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

     The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

     As of January 31, 2013, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

     The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

  Level 1—quoted prices in active markets for identical assets

  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

     The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds and World Selection Feeder Funds record their investments in their respective Portfolios at fair value, which are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, respectively, as more fully discussed below.

Portfolios and Emerging Markets Funds

     Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded, foreign equity securities are valued in the appropriate currency on the last quoted sale price and are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

     Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30 to 720 day forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts.

     In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ or Emerging Markets Funds’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Fund uses such a valuation model, the value assigned to the Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Funds to a significant extent.

Money Market Funds

     Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

     Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     The following is a summary of the valuation inputs used as of January 31, 2013 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Fund
Investment Securities:
Affiliated Portfolios(a)	-	73,878,239	-	73,878,239
Total Investment Companies	-	73,878,239	-	73,878,239

Opportunity Fund
Investment Securities:
Affiliated Portfolios(a)	-	12,203,189	-	12,203,189
Total Investment Companies	-	12,203,189	-	12,203,189

New York Tax-Free Money Market Fund
Investment Securities:
Variable Rate Demand Notes	-	158,380,000	-	158,380,000
Total Investment Securities	-	158,380,000	-	158,380,000

Prime Money Market Fund Fund
Investment Securities:
Certificates of Deposit(b)	-	2,043,277,204	-	2,043,277,204
Commercial Paper and Notes(b)	-	1,952,817,024	-	1,952,817,024
Corporate Obligations(b)	-	123,558,272	-	123,558,272
Yankee Dollars(b)	-	99,145,095	-	99,145,095
Variable Rate Demand Notes	-	75,505,000	-	75,505,000
U.S. Government and Government Agency Obligations	-	30,000,000	-	30,000,000
U.S. Treasury Obligations	-	433,421,932	-	433,421,932
Repurchase Agreements	-	300,000,000	-	300,000,000
Time Deposits	-	951,000,000	-	951,000,000
Total Investment Securities	-	6,008,724,527	-	6,008,724,527

Tax-Free Money Market Fund
Investment Securities:
Variable Rate Demand Notes	-	8,900,000	-	8,900,000
Municipal Bonds	-	2,750,000	-	2,750,000
Total Investment Securities	-	11,650,000	-	11,650,000

U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	-	1,105,422,634	-	1,105,422,634
U.S. Treasury Obligations	-	1,300,906,451	-	1,300,906,451
Repurchase Agreements	-	2,870,000,000	-	2,870,000,000
Total Investment Securities	-	5,276,329,085	-	5,276,329,085

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	-	2,673,975,513	-	2,673,975,513
Total Investment Securities	-	2,673,975,513	-	2,673,975,513

Aggressive Strategy Fund
Investment Securities:
Affiliated Investment Company	337,988	-	-	337,988
Affiliated Portfolios (a)	-	2,666,344	-	2,666,344
Unaffiliated Investment Companies	8,831,829	-	-	8,831,829
Exchange Traded Funds	6,633,552	-	-	6,633,552
Total Investment Companies	15,803,369	2,666,344	-	18,469,713

Balanced Strategy Fund
Investment Securities:
Affiliated Investment Company	5,617,287	-	-	5,617,287
Affiliated Portfolios (a)	-	5,593,505	-	5,593,505
Unaffiliated Investment Companies	26,997,431	-	-	26,997,431
Exchange Traded Funds	15,517,997	-	-	15,517,997
Total Investment Companies	48,132,715	5,593,505	-	53,726,220

Moderate Strategy Fund
Investment Securities:
Affiliated Investment Company	5,917,634	-	-		5,917,634
Affiliated Portfolios (a)	-	3,400,402	-		3,400,402
Unaffiliated Investment Companies	27,384,259	-	-		27,384,259
Exchange Traded Funds	9,877,589	-	-		9,877,589
Total Investment Companies	43,179,482	3,400,402	-		46,579,884

Conservative Strategy Fund
Investment Securities:
Affiliated Investment Company	2,853,910	-	-		2,853,910
Affiliated Portfolios (a)	-	1,082,106	-		1,082,106
Unaffiliated Investment Companies	15,471,963	-	-		15,471,963
Exchange Traded Funds	3,433,576	-	-		3,433,576
Total Investment Companies	21,759,449	1,082,106	-		22,841,555

Income Strategy Fund
Investment Securities:
Affiliated Investment Companies	112,723	-	-		112,723
Unaffiliated Investment Companies	888,880	-	-		888,880
Exchange Traded Funds	15,166	-	-		15,166
Total Investment Companies	1,016,769	-	-		1,016,769

Emerging Markets Debt Fund
Investment Securities:
Yankee Dollars(b)	-	37,137,431	-		37,137,431
U.S. Treasury Obligations	-	2,172,866	-		2,172,866
Investment Company	778,324	-	-		778,324
Total Investment Securities	778,324	39,310,297	-		40,088,621
Other Financial Instruments:(c)
Credit Default Swap Agreements	-	43,290	-		43,290
Total Investments	778,324	39,353,587	-		40,131,911

Emerging Markets Local Debt
Investment Securities:
Foreign Bonds(b)	-	21,387,071	-		21,387,071
Yankee Dollars(b)	-	1,983,276	-		1,983,276
Purchased Options	-	38,055	-		38,055
Investment Company	8,900,359	-	-		8,900,359
Total Investment Securities	8,900,359	23,408,402	-		32,308,761
Other Financial Instruments:(c)
Interest Rate Swap Agreements	-	110,395	-		110,395
Forward Foreign Currency Exchange Contracts	-	140,344	-		140,344
Total Investment Securities	8,900,359	23,659,141	-		32,559,500

Frontier Markets Fund
Investment Securities:
Common Stocks(b)	17,003,045	-	-		17,003,045
Preferred Stocks(b)	563,286	-	-		563,286
Convertible Corporate Bond(b)	-	38,945	-		38,945
Warrant	-	-	-	(d)	-
Participatory Notes(b)	-	1,706,194	-		1,706,194
Investment Company	790,998	-	-		790,998
Total Investment Securities	18,357,329	1,745,139	-		20,102,468

Total Return Fund
Investment Securities:
Corporate Bond(b)	-	943,136	-		943,136
Foreign Bonds(b)	-	62,437,944	-		62,437,944
Yankee Dollars(b)	-	150,582,159	-		150,582,159
U.S. Treasury Obligations	-	41,999,797	-		41,999,797
Investment Company	175,065,392	-	-		175,065,392
Total Investment Securities	175,065,392	255,963,036	-		431,028,428
Other Financial Instruments:(c)
Interest Rate Swap Agreements	-	247,515	-		247,515
Credit Default Swap Agreements	-	(309,300)	-		(309,300)
Forward Foreign Currency Exchange Contracts	-	(2,248,668)	-		(2,248,668)
Futures Contracts	299,688	-	-		299,688
Total Investment Securities	175,365,080	253,652,583	-		429,017,663

HSBC RMB Fixed Income Fund
Investment Securities:
Foreign Bonds(b)	-	10,425,141	-	10,425,141
Certificates of Deposit(b)	-	2,070,356	-	2,070,356
Investment Company	164,517	-	-	164,517
Total Investment Companies	164,517	12,495,497	-	12,660,014

Growth Portfolio
Investment Securities:
Common Stocks(b)	81,163,687	-	-	81,163,687
Investment Companies	1,351,904	-	-	1,351,904
	82,515,591	-	-	82,515,591

Opportunity Portfolio
Investment Securities:
Common Stocks(b)	168,006,390	-	-	168,006,390
Investment Company	7,287,823	-	-	7,287,823
Total Investment Securities	175,294,213	-	-	175,294,213

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.
(b)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.
(c)	Other financial instruments would include any derivative instruments, such as forward foreign currency contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
(d)	Security was received as part of a private placement offering. The underlying stock price is trading significantly below the strike price of the warrants and the warrants are non-transferable. Security valued at $0 in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2013. For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

     The only transfers between levels as of January 31, 2013 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund.

4. Investment Risks:

     Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

     Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

     Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

     Concentration of Credit Risk: The RMB Fixed Income Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

     Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of the fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

     Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

     CFTC Regulation Risk: The Funds, as registered investment companies, are presently exempt from regulation as “commodity pool operators” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. However, the CFTC has recently adopted amendments to CFTC Rule 4.5, which, when effective, may subject a Fund to regulation by the CFTC, and a Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act (“CEA”). Compliance with these additional requirements may increase Fund expenses. Certain of the rules that would apply to a Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

5. Federal Income Tax Information:

     At January 31, 2013, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
New York Tax-Free Money Market Fund	158,380,000	-	-	-
Prime Money Market Fund	6,008,724,527	-	-	-
Tax-Free Money Market Fund	11,650,000	-	-	-
U.S. Government Money Market Fund	5,276,329,085	-	-	-
U.S. Treasury Money Market Fund	2,673,975,513	-	-	-
Aggressive Strategy Fund	14,615,397	1,226,335	(38,363)	1,187,972
Balanced Strategy Fund	44,770,728	3,153,377	(791,390)	2,361,987
Conservative Strategy Fund	20,954,031	1,051,579	(246,161)	805,418
Income Strategy Fund	1,006,283	18,249	(7,763)	10,486
Moderate Strategy Fund	41,395,880	2,493,903	(710,301)	1,783,602
Emerging Markets Debt Fund	36,564,989	3,618,989	(95,357)	3,523,632
Emerging Markets Local Debt Fund	31,794,685	763,431	(249,355)	514,076
Frontier Markets Fund	16,996,502	3,681,650	(575,684)	3,105,966
Total Return Fund	427,959,489	3,626,830	(557,891)	3,068,939
RMB Fixed Income Fund	12,227,629	432,385	-	432,385
Growth Portfolio	62,276,081	20,490,239	(250,729)	20,239,510
Opportunity Portfolio	142,023,734	36,343,873	(3,073,394)	33,270,479

6. Subsequent Event:

     The Boards of Trustees of HSBC Funds approved Plans of Liquidation to close the HSBC Tax-Free Money Market Fund and HSBC New York Tax-Free Money Market Fund and provide for their orderly liquidation on or about March 28, 2013.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	March 28, 2013